UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08876

Senior Debt Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2022

Date of Reporting Period

Item 1. Reports to Stockholders

Senior Debt Portfolio

October 31, 2022

Portfolio of Investments

Asset-Backed Securities — 3.8%
Security	Principal Amount (000’s omitted)	Value

AGL CLO 17, Ltd., Series 2022-17A, Class E, 10.338%, (3 mo. SOFR + 6.35%), 1/21/35(1)(2)	$1,000	$832,224

Alinea CLO, Ltd.:

Series 2018-1A, Class D, 7.343%, (3 mo. USD LIBOR + 3.10%), 7/20/31(1)(2)	2,500	2,196,693

Series 2018-1A, Class E, 10.243%, (3 mo. USD LIBOR + 6.00%), 7/20/31(1)(2)	3,000	2,410,995

AMMC CLO 15, Ltd., Series 2014-15A, Class ERR, 10.989%, (3 mo. USD LIBOR + 6.91%), 1/15/32(1)(2)	5,000	3,919,760

AMMC CLO XII, Ltd., Series 2013-12A, Class ER, 9.092%, (3 mo. USD LIBOR + 6.18%), 11/10/30(1)(2)	3,525	2,743,021

Apidos CLO XX, Series 2015-20A, Class DR, 9.779%, (3 mo. USD LIBOR + 5.70%), 7/16/31(1)(2)	2,375	1,960,199

Ares LVlll CLO, Ltd., Series 2020-58A, Class ER, 10.564%, (3 mo. SOFR + 6.70%), 1/15/35(1)(2)	3,000	2,439,324

Ares XLIX CLO, Ltd.:

Series 2018-49A, Class D, 7.325%, (3 mo. USD LIBOR + 3.00%), 7/22/30(1)(2)	2,500	2,216,017

Series 2018-49A, Class E, 10.025%, (3 mo. USD LIBOR + 5.70%), 7/22/30(1)(2)	3,500	2,890,412

Ares XXXIIR CLO, Ltd.:

Series 2014-32RA, Class C, 5.805%, (3 mo. USD LIBOR + 2.90%), 5/15/30(1)(2)	5,000	4,323,625

Series 2014-32RA, Class D, 8.755%, (3 mo. USD LIBOR + 5.85%), 5/15/30(1)(2)	1,000	810,236

Ares XXXVR CLO, Ltd., Series 2015-35RA, Class E, 9.779%, (3 mo. USD LIBOR + 5.70%), 7/15/30(1)(2)	4,000	3,249,960

Babson CLO, Ltd.:

Series 2015-1A, Class DR, 6.843%, (3 mo. USD LIBOR + 2.60%), 1/20/31(1)(2)	2,500	2,143,750

Series 2018-1A, Class C, 6.679%, (3 mo. USD LIBOR + 2.60%), 4/15/31(1)(2)	3,500	2,993,819

Bain Capital Credit CLO, Ltd., Series 2018-1A, Class D, 7.025%, (3 mo. USD LIBOR + 2.70%), 4/23/31(1)(2)	5,000	4,292,110

Battalion CLO XXII, Ltd., Series 2021-22A, Class E, 11.193%, (3 mo. USD LIBOR + 6.95%), 1/20/35(1)(2)	1,750	1,434,109

Battalion CLO XXIII, Ltd., Series 2022-23A, Class D, 6.083%, (3 mo. SOFR + 3.95%), 5/19/36(1)(2)	3,500	3,243,152

Benefit Street Partners CLO V-B, Ltd.:

Series 2018-5BA, Class C, 7.173%, (3 mo. USD LIBOR + 2.93%), 4/20/31(1)(2)	5,000	4,332,635

Series 2018-5BA, Class D, 10.193%, (3 mo. USD LIBOR + 5.95%), 4/20/31(1)(2)	3,500	2,867,620

Benefit Street Partners CLO VIII, Ltd., Series 2015-8A, Class DR, 9.843%, (3 mo. USD LIBOR + 5.60%), 1/20/31(1)(2)	5,401	4,273,152

Security	Principal Amount (000’s omitted)	Value

Benefit Street Partners CLO XIV, Ltd., Series 2018-14A, Class D, 6.843%, (3 mo. USD LIBOR + 2.60%), 4/20/31(1)(2)	$1,500	$1,288,166

Benefit Street Partners CLO XVI, Ltd., Series 2018-16A, Class E, 10.779%, (3 mo. USD LIBOR + 6.70%), 1/17/32(1)(2)	2,250	1,902,560

Benefit Street Partners CLO XVII, Ltd., Series 2019-17A, Class ER, 10.429%, (3 mo. USD LIBOR + 6.35%), 7/15/32(1)(2)	1,750	1,458,174

Benefit Street Partners CLO XXII, Ltd., Series 2020-22A, Class ER, 10.893%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	1,000	827,510

Benefit Street Partners CLO XXV, Ltd., Series 2021-25A, Class E, 10.929%, (3 mo. USD LIBOR + 6.85%), 1/15/35(1)(2)	3,000	2,603,145

Betony CLO 2, Ltd.:

Series 2018-1A, Class C, 7.315%, (3 mo. USD LIBOR + 2.90%), 4/30/31(1)(2)	2,500	2,181,535

Series 2018-1A, Class D, 10.065%, (3 mo. USD LIBOR + 5.65%), 4/30/31(1)(2)	4,550	3,613,346

BlueMountain CLO XXIV, Ltd., Series 2019-24A, Class ER, 11.083%, (3 mo. USD LIBOR + 6.84%), 4/20/34(1)(2)	1,250	1,017,309

BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class ER, 11.373%, (3 mo. USD LIBOR + 7.13%), 10/20/34(1)(2)	3,000	2,501,094

BlueMountain CLO XXX, Ltd., Series 2020-30A, Class ER, 10.564%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,583,188

BlueMountain CLO XXXV, Ltd., Series 2022-35A, Class E, 9.893%, (3 mo. SOFR + 7.75%), 7/22/35(1)(2)	2,000	1,735,462

BlueMountain CLO, Ltd.:

Series 2015-3A, Class CR, 6.843%, (3 mo. USD LIBOR + 2.60%), 4/20/31(1)(2)	5,000	4,099,865

Series 2015-3A, Class DR, 9.643%, (3 mo. USD LIBOR + 5.40%), 4/20/31(1)(2)	3,000	2,274,153

Series 2016-3A, Class DR, 6.005%, (3 mo. USD LIBOR + 3.10%), 11/15/30(1)(2)	1,500	1,302,261

Series 2016-3A, Class ER, 8.855%, (3 mo. USD LIBOR + 5.95%), 11/15/30(1)(2)	1,500	1,164,126

Series 2018-1A, Class D, 7.465%, (3 mo. USD LIBOR + 3.05%), 7/30/30(1)(2)	2,500	2,126,600

Series 2018-1A, Class E, 10.365%, (3 mo. USD LIBOR + 5.95%), 7/30/30(1)(2)	2,000	1,528,400

Series 2021-33A, Class E, 9.814%, (3 mo. USD LIBOR + 6.83%), 11/20/34(1)(2)	2,500	2,090,870

Canyon Capital CLO, Ltd.:

Series 2012-1RA, Class E, 9.779%, (3 mo. USD LIBOR + 5.70%), 7/15/30(1)(2)	4,875	3,809,369

Series 2016-1A, Class DR, 6.879%, (3 mo. USD LIBOR + 2.80%), 7/15/31(1)(2)	3,000	2,610,582

22	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2022

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Canyon Capital CLO, Ltd.: (continued)

Series 2016-1A, Class ER, 9.829%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(2)	$4,000	$3,078,144

Series 2016-2A, Class ER, 10.079%, (3 mo. USD LIBOR + 6.00%), 10/15/31(1)(2)	4,500	3,478,288

Series 2018-1A, Class D, 6.979%, (3 mo. USD LIBOR + 2.90%), 7/15/31(1)(2)	3,000	2,598,006

Series 2018-1A, Class E, 9.829%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(2)	2,750	2,168,977

Series 2019-2A, Class ER, 10.829%, (3 mo. USD LIBOR + 6.75%), 10/15/34(1)(2)	1,500	1,236,644

Carlyle CLO C17, Ltd.:

Series C17A, Class CR, 7.215%, (3 mo. USD LIBOR + 2.80%), 4/30/31(1)(2)	5,000	4,414,415

Series C17A, Class DR, 10.415%, (3 mo. USD LIBOR + 6.00%), 4/30/31(1)(2)	3,500	2,837,838

Carlyle Global Market Strategies CLO, Ltd.: Series 2012-3A, Class CR2, 7.511%, (3 mo. USD LIBOR + 3.50%), 1/14/32(1)(2)	2,500	2,038,950

Series 2012-3A, Class DR2, 10.511%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(2)	1,500	1,198,611

Series 2014-3RA, Class C, 7.308%, (3 mo. USD LIBOR + 2.95%), 7/27/31(1)(2)	1,000	859,225

Series 2014-3RA, Class D, 9.758%, (3 mo. USD LIBOR + 5.40%), 7/27/31(1)(2)	2,150	1,675,207

Series 2014-4RA, Class C, 6.979%, (3 mo. USD LIBOR + 2.90%), 7/15/30(1)(2)	2,750	2,357,066

Series 2014-4RA, Class D, 9.729%, (3 mo. USD LIBOR + 5.65%), 7/15/30(1)(2)	3,500	2,686,964

Carlyle US CLO, Ltd., Series 2019-4A, Class DR, 10.464%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	3,000	2,341,932

CarVal CLO IV, Ltd., Series 2021-1A, Class E, 10.843%, (3 mo. USD LIBOR + 6.60%), 7/20/34(1)(2)	1,000	852,090

CIFC Funding, Ltd., Series 2022-4A, Class D, 6.074%, (3 mo. SOFR + 3.55%), 7/16/35(1)(2)	1,750	1,605,751

Dryden CLO, Ltd.:

Series 2018-55A, Class D, 6.929%, (3 mo. USD LIBOR + 2.85%), 4/15/31(1)(2)	1,500	1,303,875

Series 2018-55A, Class E, 9.479%, (3 mo. USD LIBOR + 5.40%), 4/15/31(1)(2)	2,000	1,602,542

Series 2022-112A, Class E, 10.514%, (3 mo. SOFR + 7.78%), 8/15/34(1)(2)	2,000	1,834,140

Dryden Senior Loan Fund:

Series 2015-41A, Class DR, 6.679%, (3 mo. USD LIBOR + 2.60%), 4/15/31(1)(2)	7,000	6,125,595

Series 2015-41A, Class ER, 9.379%, (3 mo. USD LIBOR + 5.30%), 4/15/31(1)(2)	1,268	1,015,382

Series 2016-42A, Class DR, 7.009%, (3 mo. USD LIBOR + 2.93%), 7/15/30(1)(2)	2,500	2,207,390

Series 2016-42A, Class ER, 9.629%, (3 mo. USD LIBOR + 5.55%), 7/15/30(1)(2)	3,500	2,874,553

Elmwood CLO 14, Ltd., Series 2022-1A, Class E, 10.313%, (3 mo. SOFR + 6.35%), 4/20/35(1)(2)	1,950	1,755,312

Security	Principal Amount (000’s omitted)	Value

Elmwood CLO 17, Ltd., Series 2022-4A, Class E, 9.244%, (3 mo. SOFR + 7.15%), 7/17/35(1)(2)	$2,000	$1,779,814

Galaxy XV CLO, Ltd., Series 2013-15A, Class ER, 10.724%, (3 mo. USD LIBOR + 6.65%), 10/15/30(1)(2)	4,500	3,642,196

Galaxy XXV CLO, Ltd.:

Series 2015-19A, Class D1R, 10.855%, (3 mo. USD LIBOR + 6.53%), 7/24/30(1)(2)	2,000	1,588,582

Series 2018-25A, Class D, 7.458%, (3 mo. USD LIBOR + 3.10%), 10/25/31(1)(2)	2,500	2,211,837

Series 2018-25A, Class E, 10.308%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	3,500	2,826,271

Golub Capital Partners CLO 37B, Ltd.: Series 2018-37A, Class D, 7.543%, (3 mo. USD LIBOR + 3.30%), 7/20/30(1)(2)	4,000	3,515,372

Series 2018-37A, Class E, 9.993%, (3 mo. USD LIBOR + 5.75%), 7/20/30(1)(2)	4,750	4,324,319

Golub Capital Partners CLO 53B, Ltd., Series 2021-53A, Class E, 10.943%, (3 mo. USD LIBOR + 6.70%), 7/20/34(1)(2)	1,250	1,034,799

Golub Capital Partners CLO 58B, Ltd., Series 2021-58A, Class E, 11.168%, (3 mo. USD LIBOR + 6.81%), 1/25/35(1)(2)	2,500	2,057,463

Golub Capital Partners CLO, Ltd., Series 2020-48A, Class D, 7.879%, (3 mo. USD LIBOR + 3.80%), 4/17/33(1)(2)	2,000	1,757,108

Halseypoint CLO 5, Ltd., Series 2021-5A, Class E, 11.355%, (3 mo. USD LIBOR + 6.94%), 1/30/35(1)(2)	2,000	1,673,020

Harriman Park CLO, Ltd., Series 2020-1A, Class ER, 10.643%, (3 mo. USD LIBOR + 6.40%), 4/20/34(1)(2)	1,000	844,910

ICG US CLO, Ltd.:

Series 2018-2A, Class D, 7.425%, (3 mo. USD LIBOR + 3.10%), 7/22/31(1)(2)	2,000	1,718,470

Series 2018-2A, Class E, 10.075%, (3 mo. USD LIBOR + 5.75%), 7/22/31(1)(2)	3,000	2,239,749

Madison Park Funding LIX, Ltd., Series 2021-59A, Class E, 10.794%, (3 mo. USD LIBOR + 6.60%), 1/18/34(1)(2)	1,550	1,325,250

Madison Park Funding XXXVI, Ltd., Series 2019-36A, Class ER, 10.914%, (3 mo. SOFR + 7.05%), 4/15/35(1)(2)	2,500	2,159,505

Marble Point CLO XXIV, Ltd., Series 2022-1A, Class D1, 8.203%, (3 mo. SOFR + 4.24%), 4/20/35(1)(2)	2,000	1,823,490

Neuberger Berman CLO XVIII, Ltd., Series 2014-18A, Class DR2, 10.198%, (3 mo. USD LIBOR + 5.92%), 10/21/30(1)(2)	2,000	1,689,860

Neuberger Berman CLO XXII, Ltd.:

Series 2016-22A, Class DR, 7.179%, (3 mo. USD LIBOR + 3.10%), 10/17/30(1)(2)	2,500	2,232,140

23	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2022

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Neuberger Berman CLO XXII, Ltd.: (continued)

Series 2016-22A, Class ER, 10.139%, (3 mo. USD LIBOR + 6.06%), 10/17/30(1)(2)	$3,000	$2,543,190

Neuberger Berman Loan Advisers CLO 28, Ltd., Series 2018-28A, Class E, 9.843%, (3 mo. USD LIBOR + 5.60%), 4/20/30(1)(2)	1,950	1,622,985

Neuberger Berman Loan Advisers CLO 48, Ltd., Series 2022-48A, Class E, 10.56%, (3 mo. SOFR + 6.50%), 4/25/36(1)(2)	2,600	2,222,870

OCP CLO, Ltd.:

Series 2022-24A, Class D, 5.461%, (3 mo. SOFR + 3.80%), 7/20/35(1)(2)	500	454,612

Series 2022-24A, Class E, 9.081%, (3 mo. SOFR + 7.42%), 7/20/35(1)(2)	1,000	858,601

Palmer Square CLO, Ltd.:

Series 2013-2A, Class DRR, 9.929%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	3,250	2,748,070

Series 2015-1A, Class DR4, 9.484%, (3 mo. USD LIBOR + 6.50%), 5/21/34(1)(2)	2,000	1,700,194

Series 2018-1A, Class C, 6.694%, (3 mo. USD LIBOR + 2.50%), 4/18/31(1)(2)	3,000	2,644,785

Series 2018-1A, Class D, 9.344%, (3 mo. USD LIBOR + 5.15%), 4/18/31(1)(2)	2,000	1,656,110

Series 2018-2A, Class D, 9.679%, (3 mo. USD LIBOR + 5.60%), 7/16/31(1)(2)	2,000	1,718,734

Series 2021-2A, Class E, 10.429%, (3 mo. USD LIBOR + 6.35%), 7/15/34(1)(2)	1,000	886,353

Series 2022-1A, Class E, 10.313%, (3 mo. SOFR + 6.35%), 4/20/35(1)(2)	5,500	4,745,526

Series 2022-3A, Class E, 11.274%, (3 mo. SOFR + 7.98%), 7/20/35(1)(2)	2,250	2,125,868

RAD CLO 5, Ltd., Series 2019-5A, Class E, 11.025%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(2)	1,750	1,466,325

RAD CLO 11, Ltd., Series 2021-11A, Class E, 10.329%, (3 mo. USD LIBOR + 6.25%), 4/15/34(1)(2)	750	634,436

RAD CLO 14, Ltd., Series 2021-14A, Class E, 10.579%, (3 mo. USD LIBOR + 6.50%), 1/15/35(1)(2)	1,050	854,466

Regatta XIII Funding, Ltd.:

Series 2018-2A, Class C, 7.179%, (3 mo. USD LIBOR + 3.10%), 7/15/31(1)(2)	2,500	2,203,268

Series 2018-2A, Class D, 10.029%, (3 mo. USD LIBOR + 5.95%), 7/15/31(1)(2)	5,000	4,032,770

Regatta XIV Funding, Ltd.:

Series 2018-3A, Class D, 7.558%, (3 mo. USD LIBOR + 3.20%), 10/25/31(1)(2)	2,500	2,206,958

Series 2018-3A, Class E, 10.308%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	4,500	3,618,648

Regatta XV Funding, Ltd., Series 2018-4A, Class D, 10.858%, (3 mo. USD LIBOR + 6.50%), 10/25/31(1)(2)	3,875	3,111,687

Security	Principal Amount (000’s omitted)	Value

Upland CLO, Ltd.:

Series 2016-1A, Class CR, 7.143%, (3 mo. USD LIBOR + 2.90%), 4/20/31(1)(2)	$4,500	$3,899,839

Series 2016-1A, Class DR, 10.143%, (3 mo. USD LIBOR + 5.90%), 4/20/31(1)(2)	4,625	3,694,686

Vibrant CLO IX, Ltd.:

Series 2018-9A, Class C, 7.443%, (3 mo. USD LIBOR + 3.20%), 7/20/31(1)(2)	2,500	2,083,450

Series 2018-9A, Class D, 10.493%, (3 mo. USD LIBOR + 6.25%), 7/20/31(1)(2)	3,500	2,453,027

Vibrant CLO X, Ltd.:

Series 2018-10A, Class C, 7.493%, (3 mo. USD LIBOR + 3.25%), 10/20/31(1)(2)	5,000	4,156,205

Series 2018-10A, Class D, 10.433%, (3 mo. USD LIBOR + 6.19%), 10/20/31(1)(2)	5,000	3,645,185

Voya CLO, Ltd.:

Series 2014-1A, Class DR2, 10.19%, (3 mo. SOFR + 6.26%), 4/18/31(1)(2)	3,250	2,490,823

Series 2015-3A, Class CR, 7.393%, (3 mo. USD LIBOR + 3.15%), 10/20/31(1)(2)	2,500	2,065,483

Series 2015-3A, Class DR, 10.443%, (3 mo. USD LIBOR + 6.20%), 10/20/31(1)(2)	5,500	3,974,866

Series 2016-3A, Class CR, 7.444%, (3 mo. USD LIBOR + 3.25%), 10/18/31(1)(2)	2,000	1,573,884

Series 2016-3A, Class DR, 10.274%, (3 mo. USD LIBOR + 6.08%), 10/18/31(1)(2)	3,375	2,472,660

Series 2018-1A, Class C, 6.827%, (3 mo. USD LIBOR + 2.60%), 4/19/31(1)(2)	5,000	4,254,190

Webster Park CLO, Ltd.:

Series 2015-1A, Class CR, 7.143%, (3 mo. USD LIBOR + 2.90%), 7/20/30(1)(2)	2,000	1,764,840

Series 2015-1A, Class DR, 9.743%, (3 mo. USD LIBOR + 5.50%), 7/20/30(1)(2)	2,500	2,049,573

Wellfleet CLO, Ltd.:

Series 2021-3A, Class E, 11.179%, (3 mo. USD LIBOR + 7.10%), 1/15/35(1)(2)	1,050	870,240

Series 2022-1A, Class D, 8.004%, (3 mo. SOFR + 4.14%), 4/15/34(1)(2)	1,000	901,800

Series 2022-1A, Class E, 11.724%, (3 mo. SOFR + 7.86%), 4/15/34(1)(2)	2,300	2,040,606

Series 2022-2A, Class E, 12.173%, (3 mo. SOFR + 8.56%), 10/18/35(1)(2)	1,000	933,156

Total Asset-Backed Securities (identified cost $337,185,315)		$281,262,549

Common Stocks — 0.6%
Security	Shares	Value

Aerospace and Defense — 0.0%(3)

IAP Global Services, LLC(4)(5)(6)	168	$715,582

		$715,582

24	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2022

Portfolio of Investments — continued

Security	Shares	Value

Containers and Glass Products — 0.0%(3)

LG Newco Holdco, Inc., Class A(5)(6)	342,076	$4,389,964

		$4,389,964

Electronics/Electrical — 0.0%(3)

Skillsoft Corp.(5)(6)	1,010,393	$1,808,604

		$1,808,604

Health Care — 0.1%

Akorn Holding Company, LLC, Class A(5)(6)	792,089	$4,752,534

		$4,752,534

Investment Companies — 0.1%

Aegletes B.V.(5)(6)	138,671	$5,130,827

		$5,130,827

Nonferrous Metals/Minerals — 0.0%(3)

ACNR Holdings, Inc., Class A(5)(6)	30,298	$3,120,694

		$3,120,694

Oil and Gas — 0.2%

AFG Holdings, Inc.(4)(5)(6)	281,241	$835,286

McDermott International, Ltd.(5)(6)	1,382,889	739,846

QuarterNorth Energy, Inc.(5)(6)	92,081	11,279,922

		$12,855,054

Radio and Television — 0.1%

Clear Channel Outdoor Holdings, Inc.(5)(6)	482,097	$689,399

Cumulus Media, Inc., Class A(5)(6)	371,654	2,739,090

iHeartMedia, Inc., Class A(5)(6)	205,018	1,697,549

		$5,126,038

Retailers (Except Food and Drug) — 0.0%(3)

David’s Bridal, LLC(4)(5)(6)	195,511	$0

Phillips Pet Holding Corp.(4)(5)(6)	2,960	907,007

		$907,007

Telecommunications — 0.0%(3)

GEE Acquisition Holdings Corp.(4)(5)(6)	390,679	$3,516,111

		$3,516,111

Security	Shares	Value

Utilities — 0.1%

Longview Intermediate Holdings, LLC, Class A(5)(6)	359,046	$4,936,883

		$4,936,883

Total Common Stocks (identified cost $70,586,341)		$47,259,298

Convertible Preferred Stocks — 0.1%
Security	Shares	Value

Containers and Glass Products — 0.1%

LG Newco Holdco, Inc., Series A, 13.00%(5)(6)	51,966	$6,196,953

Total Convertible Preferred Stocks (identified cost $2,728,218)		$6,196,953

Corporate Bonds — 8.4%
	Principal
	Amount*
Security	(000’s omitted)	Value

Aerospace and Defense — 0.1%

Spirit AeroSystems, Inc., 5.50%, 1/15/25(1)	3,750	$3,623,906

TransDigm, Inc.:

6.25%, 3/15/26(1)	1,500	1,482,203

8.00%, 12/15/25(1)	1,500	1,528,095

		$6,634,204

Air Transport — 0.7%

American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:

5.50%, 4/20/26(1)	19,300	$18,410,882

5.75%, 4/20/29(1)	14,475	13,198,088

Delta Air Lines, Inc., 7.00%, 5/1/25(1)	5,300	5,375,176

Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	7,925	7,377,795

United Airlines, Inc.:

4.375%, 4/15/26(1)	5,050	4,618,315

4.625%, 4/15/29(1)	5,050	4,327,976

		$53,308,232

Airlines — 0.1%

Air Canada, 3.875%, 8/15/26(1)	7,550	$6,691,527

		$6,691,527

Automotive — 0.2%

Clarios Global, L.P., 6.75%, 5/15/25(1)	2,183	$2,187,628

25	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2022

Portfolio of Investments — continued

		Principal
		Amount*
Security		(000’s omitted)	Value

Automotive (continued)

Clarios Global, L.P./Clarios US Finance Co., 6.25%, 5/15/26(1)		4,478	$4,343,033

Tenneco, Inc.:

5.125%, 4/15/29(1)		10,125	10,056,178

7.875%, 1/15/29(1)		550	545,812

			$17,132,651

Building and Development — 0.1%

Cushman & Wakefield U.S. Borrower, LLC, 6.75%, 5/15/28(1)		3,625	$3,455,586

Winnebago Industries, Inc., 6.25%, 7/15/28(1)		1,100	1,025,120

			$4,480,706

Business Equipment and Services — 1.0%

Allied Universal Holdco, LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(1)		2,475	$2,368,315

Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.:

4.625%, 6/1/28(1)		20,725	16,994,085

4.625%, 6/1/28(1)		28,825	24,169,890

Prime Security Services Borrower, LLC/Prime Finance, Inc.:

5.25%, 4/15/24(1)		9,125	9,097,716

5.75%, 4/15/26(1)		17,950	17,504,291

			$70,134,297

Cable and Satellite Television — 0.7%

Altice France S.A.:

5.125%, 1/15/29(1)		1,600	$1,206,312

5.125%, 7/15/29(1)		63,200	47,716,000

5.50%, 10/15/29(1)		6,455	4,934,363

			$53,856,675

Chemicals — 0.2%

Cheever Escrow Issuer, LLC, 7.125%, 10/1/27(1)		1,075	$988,350

INEOS Finance PLC, 3.375%, 3/31/26(1)	EUR	2,000	1,780,632

INEOS Quattro Finance 2 PLC, 3.375%, 1/15/26(1)		3,700	3,135,287

Olympus Water US Holding Corp., 4.25%, 10/1/28(1)		10,050	8,184,148

			$14,088,417

Commercial Services — 0.1%

WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)		8,775	$8,196,014

			$8,196,014

	Principal
	Amount*
Security	(000’s omitted)	Value

Communications Equipment — 0.1%

CommScope, Inc., 4.75%, 9/1/29(1)	7,038	$5,962,025

		$5,962,025

Containers & Packaging — 0.2%

Clydesdale Acquisition Holdings, Inc., 6.625%, 4/15/29(1)	2,525	$2,400,631

Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer, LLC:

4.00%, 10/15/27(1)	6,325	5,614,070

4.375%, 10/15/28(1)	10,100	8,851,489

		$16,866,190

Diversified Financial Services — 0.2%

AG Issuer, LLC, 6.25%, 3/1/28(1)	11,581	$10,792,649

AG TTMT Escrow Issuer, LLC, 8.625%, 9/30/27(1)	3,350	3,367,051

NFP Corp., 7.50%, 10/1/30(1)	3,350	3,194,252

		$17,353,952

Diversified Telecommunication Services — 0.1%

Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	7,625	$6,318,984

Zayo Group Holdings, Inc., 4.00%, 3/1/27(1)	4,000	3,097,340

		$9,416,324

Drugs — 0.1%

Jazz Securities DAC, 4.375%, 1/15/29(1)	10,050	$8,944,701

		$8,944,701

Ecological Services and Equipment — 0.1%

GFL Environmental, Inc., 4.25%, 6/1/25(1)	6,025	$5,760,683

		$5,760,683

Electronics/Electrical — 0.3%

GoTo Group, Inc., 5.50%, 9/1/27(1)	12,010	$6,996,065

Imola Merger Corp., 4.75%, 5/15/29(1)	20,200	17,451,689

		$24,447,754

Entertainment — 0.1%

AMC Entertainment Holdings, Inc., 7.50%, 2/15/29(1)	9,650	$6,646,630

Live Nation Entertainment, Inc., 3.75%, 1/15/28(1)	2,412	2,105,094

Six Flags Theme Parks, Inc., 7.00%, 7/1/25(1)	1,208	1,221,530

		$9,973,254

Health Care — 0.6%

HCA, Inc., 5.25%, 4/15/25	1,250	$1,229,232

26	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2022

Portfolio of Investments — continued

	Principal
	Amount*
Security	(000’s omitted)	Value

Health Care (continued)

Medline Borrower, L.P., 3.875%, 4/1/29(1)	25,150	$20,589,048

RP Escrow Issuer, LLC, 5.25%, 12/15/25(1)	2,650	1,988,082

Tenet Healthcare Corp., 4.25%, 6/1/29(1)	25,375	21,417,134

		$45,223,496

Hotels, Restaurants & Leisure — 0.5%

Carnival Corporation, 4.00%, 8/1/28(1)	37,975	$30,664,813

SeaWorld Parks & Entertainment, Inc., 8.75%, 5/1/25(1)	2,425	2,487,165

		$33,151,978

Household Products — 0.0%(3)

Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00%, 12/31/26(1)	1,300	$1,180,199

		$1,180,199

Insurance — 0.0%(3)

Alliant Holdings Intermediate LLC/Alliant Holdings Co., 4.25%, 10/15/27(1)	700	$631,792

NFP Corp., 4.875%, 8/15/28(1)	1,000	864,290

		$1,496,082

Internet Software & Services — 0.3%

Arches Buyer, Inc., 4.25%, 6/1/28(1)	7,525	$6,190,667

Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29(1)	15,225	14,586,464

		$20,777,131

IT Services — 0.1%

Rackspace Technology Global, Inc., 3.50%, 2/15/28(1)	5,785	$3,830,424

		$3,830,424

Leisure Goods/Activities/Movies — 0.3%

Lindblad Expeditions, LLC, 6.75%, 2/15/27(1)	3,475	$3,096,438

NCL Corp., Ltd., 5.875%, 2/15/27(1)	22,375	20,005,376

		$23,101,814

Machinery — 0.2%

Madison IAQ, LLC, 4.125%, 6/30/28(1)	12,300	$10,206,171

TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	4,950	4,450,149

		$14,656,320

Media — 0.4%

Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)	6,700	$1,348,375

	Principal
	Amount*
Security	(000’s omitted)	Value

Media (continued)

iHeartCommunications, Inc.:

4.75%, 1/15/28(1)	2,975	$2,600,105

5.25%, 8/15/27(1)	2,500	2,282,000

6.375%, 5/1/26	1,159	1,107,530

8.375%, 5/1/27	2,101	1,891,358

Univision Communications, Inc.:

4.50%, 5/1/29(1)	10,075	8,505,315

7.375%, 6/30/30(1)	12,850	12,447,859

		$30,182,542

Oil, Gas & Consumable Fuels — 0.2%

CITGO Petroleum Corporation:

6.375%, 6/15/26(1)	2,100	$2,073,519

7.00%, 6/15/25(1)	12,175	12,003,089

		$14,076,608

Pharmaceuticals — 0.1%

Bausch Health Companies, Inc.:

4.875%, 6/1/28(1)	9,050	$5,562,356

6.125%, 2/1/27(1)	6,425	4,235,171

		$9,797,527

Professional Services — 0.1%

CoreLogic, Inc., 4.50%, 5/1/28(1)	6,000	$4,048,125

		$4,048,125

Real Estate Investment Trusts (REITs) — 0.1%

Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	7,925	$7,209,531

		$7,209,531

Retail — 0.1%

Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	6,790	$5,917,926

		$5,917,926

Retailers (Except Food and Drug) — 0.0%(3)

PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	1,575	$1,441,141

		$1,441,141

Software — 0.3%

Boxer Parent Co., Inc., 7.125%, 10/2/25(1)	4,850	$4,776,280

27	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2022

Portfolio of Investments — continued

	Principal
	Amount*
Security	(000’s omitted)	Value

Software (continued)

Sabre GLBL, Inc.:

7.375%, 9/1/25(1)	2,675	$2,517,229

9.25%, 4/15/25(1)	2,925	2,839,400

Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 9/1/25(1)	13,575	11,453,574

		$21,586,483

Technology — 0.1%

Clarivate Science Holdings Corp., 3.875%, 7/1/28(1)	12,575	$10,814,179

		$10,814,179

Telecommunications — 0.4%

LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)	10,125	$8,554,916

Lumen Technologies, Inc., 4.00%, 2/15/27(1)	11,175	9,517,859

VMED O2 UK Financing I PLC, 4.25%, 1/31/31(1)	10,575	8,429,125

		$26,501,900

Trading Companies & Distributors — 0.1%

American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28(1)	875	$773,802

SRS Distribution, Inc., 4.625%, 7/1/28(1)	5,100	4,489,377

		$5,263,179

Wireless Telecommunication Services — 0.1%

Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(1)	7,250	$6,203,426

		$6,203,426

Total Corporate Bonds (identified cost $725,253,951)		$619,707,617

Exchange-Traded Funds — 0.2%
Security	Shares	Value

SPDR Blackstone Senior Loan ETF	384,000	$15,874,560

Total Exchange-Traded Funds (identified cost $17,625,066)		$15,874,560

Preferred Stocks — 0.1%
Security		Shares	Value

Financial Services — 0.0%

DBI Investors, Inc., Series A-1(4)(5)(6)		9,245	$0

			$0

Nonferrous Metals/Minerals — 0.1%

ACNR Holdings, Inc., 15.00% (PIK)(5)(6)		14,309	$8,835,807

			$8,835,807

Retailers (Except Food and Drug) — 0.0%

David’s Bridal, LLC:

Series A, 8.00% (PIK)(4)(5)(6)		5,438	$0

Series B, 10.00% (PIK)(4)(5)(6)		22,162	0

			$0

Total Preferred Stocks (identified cost $1,794,236)			$8,835,807

Senior Floating-Rate Loans — 110.8%(7)
		Principal
		Amount*
Borrower/Description		(000’s omitted)	Value

Aerospace and Defense — 2.5%

Aernnova Aerospace S.A.U.:

Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 2/26/27	EUR	4,179	$3,534,138

Term Loan, 4.10%, (3 mo. EURIBOR + 3.00%), 2/22/27	EUR	1,071	906,189

AI Convoy (Luxembourg) S.a.r.l.:

Term Loan, 5.532%, (6 mo. EURIBOR + 3.50%), 1/18/27	EUR	4,300	3,952,011

Term Loan, 8.173%, (USD LIBOR + 3.50%), 1/18/27(8)		3,469	3,399,034

Dynasty Acquisition Co., Inc.:

Term Loan, 7.254%, (1 mo. USD LIBOR + 3.50%), 4/6/26		37,583	35,402,728

Term Loan, 7.254%, (1 mo. USD LIBOR + 3.50%), 4/6/26		20,209	19,036,895

IAP Worldwide Services, Inc., Term Loan - Second Lien, 10.174%, (3 mo. USD LIBOR + 6.50%), 7/18/23(4)		1,195	927,699

Spirit Aerosystems, Inc., Term Loan, 7.504%, (1 mo. USD LIBOR + 3.75%), 1/15/25		8,263	8,204,345

TransDigm, Inc.:

Term Loan, 5.924%, (3 mo. USD LIBOR + 2.25%), 8/22/24		29,668	29,231,417

Term Loan, 5.924%, (3 mo. USD LIBOR + 2.25%), 12/9/25		46,661	45,629,966

28	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2022

Portfolio of Investments — continued

		Principal
		Amount*
Borrower/Description		(000’s omitted)	Value

Aerospace and Defense (continued)

WP CPP Holdings, LLC, Term Loan, 8.168%, (USD LIBOR + 3.75%), 4/30/25(8)		35,566	$30,586,375

			$180,810,797

Airlines — 1.7%

American Airlines, Inc.:

Term Loan, 5.346%, (1 mo. USD LIBOR + 1.75%), 6/27/25		8,335	$7,898,037

Term Loan, 8.993%, (3 mo. USD LIBOR + 4.75%), 4/20/28		36,000	35,691,444

Mileage Plus Holdings, LLC, Term Loan, 8.777%, (3 mo. USD LIBOR + 5.25%), 6/21/27		22,586	23,108,557

SkyMiles IP, Ltd., Term Loan, 7.993%, (3 mo. USD LIBOR + 3.75%), 10/20/27		37,975	38,365,307

United Airlines, Inc., Term Loan, 8.108%, (3 mo. USD LIBOR + 3.75%), 4/21/28		24,145	23,633,342

			$128,696,687

Apparel & Luxury Goods — 0.1%

Samsonite International S.A., Term Loan, 5.504%, (1 mo. USD LIBOR + 1.75%), 4/25/25		4,469	$4,278,993

			$4,278,993

Auto Components — 2.8%

Adient US, LLC, Term Loan, 7.004%, (1 mo. USD LIBOR + 3.25%), 4/10/28		14,918	$14,452,231

American Axle and Manufacturing, Inc., Term Loan, 5.84%, (1 mo. USD LIBOR + 2.25%), 4/6/24		14,328	14,170,545

Chassix, Inc., Term Loan, 8.272%, (USD LIBOR + 5.50%), 11/15/23(8)		10,132	9,292,298

Clarios Global, L.P.:

Term Loan, 4.383%, (1 mo. EURIBOR + 3.25%), 4/30/26	EUR	31,981	29,511,095

Term Loan, 7.004%, (1 mo. USD LIBOR + 3.25%), 4/30/26		19,784	19,295,909

DexKo Global, Inc.:

Term Loan, 5.133%, (1 mo. EURIBOR + 4.00%), 10/4/28	EUR	1,115	972,576

Term Loan, 5.218%, (EURIBOR + 4.00%), 10/4/28(8)	EUR	6,931	6,044,458

Term Loan, 5.578%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	3,604	3,143,284

Term Loan, 7.476%, (USD LIBOR + 3.75%), 10/4/28(8)		14,403	13,083,892

Garrett LX I S.a.r.l.:

Term Loan, 5.105%, (3 mo. EURIBOR + 3.50%), 4/30/28	EUR	17,397	16,117,868

Term Loan, 7.67%, (3 mo. USD LIBOR + 3.25%), 4/30/28		6,336	6,177,600

		Principal
		Amount*
Borrower/Description		(000’s omitted)	Value

Auto Components (continued)

LTI Holdings, Inc.:

Term Loan, 7.004%, (1 mo. USD LIBOR + 3.25%), 9/6/25		8,157	$7,631,332

Term Loan, 8.254%, (1 mo. USD LIBOR + 4.50%), 7/24/26		8,051	7,568,028

Tenneco, Inc., Term Loan, 6.206%, (1 mo. USD LIBOR + 3.00%), 10/1/25		35,937	35,829,168

TI Group Automotive Systems, LLC, Term Loan, 4.443%, (1 mo. EURIBOR + 3.25%), 12/16/26	EUR	10,439	9,568,615

Truck Hero, Inc., Term Loan, 7.254%, (1 mo. USD LIBOR + 3.50%), 1/31/28		16,572	14,309,005

Wheel Pros, LLC, Term Loan, 8.825%, (3 mo. USD LIBOR + 4.50%), 5/11/28		2,029	1,484,186

			$208,652,090

Automobiles — 0.7%

Bombardier Recreational Products, Inc., Term Loan, 5.754%, (1 mo. USD LIBOR + 2.00%), 5/24/27		35,551	$34,239,658

MajorDrive Holdings IV, LLC, Term Loan, 7.125%, (3 mo. USD LIBOR + 4.00%), 6/1/28		16,046	14,822,155

			$49,061,813

Beverages — 0.3%

Arterra Wines Canada, Inc., Term Loan, 7.142%, (3 mo. USD LIBOR + 3.50%), 11/24/27		3,520	$3,223,441

City Brewing Company, LLC, Term Loan, 6.814%, (1 mo. USD LIBOR + 3.50%), 4/5/28		6,428	4,443,637

Triton Water Holdings, Inc., Term Loan, 7.174%, (3 mo. USD LIBOR + 3.50%), 3/31/28		12,361	11,067,278

			$18,734,356

Biotechnology — 0.5%

Alkermes, Inc., Term Loan, 5.98%, (1 mo. USD LIBOR + 2.50%), 3/12/26		12,832	$12,351,258

Alltech, Inc., Term Loan, 7.754%, (1 mo. USD LIBOR + 4.00%), 10/13/28		8,014	7,703,878

Grifols Worldwide Operations USA, Inc., Term Loan, 5.754%, (1 mo. USD LIBOR + 2.00%), 11/15/27		17,268	16,605,844

			$36,660,980

Building Products — 1.2%

ACProducts, Inc., Term Loan, 7.325%, (USD LIBOR + 4.25%), 5/17/28(8)		20,585	$14,432,956

Cornerstone Building Brands, Inc., Term Loan, 6.589%, (1 mo. USD LIBOR + 3.25%), 4/12/28		24,655	20,794,600

CPG International, Inc., Term Loan, 6.269%, (SOFR + 2.50%), 4/28/29		14,950	14,499,168

29	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2022

Portfolio of Investments — continued

		Principal
		Amount*
Borrower/Description		(000’s omitted)	Value

Building Products (continued)

LHS Borrower, LLC, Term Loan, 8.579%, (SOFR + 4.75%), 2/16/29		16,214	$12,876,554

MI Windows and Doors, LLC, Term Loan, 7.329%, (SOFR + 3.50%), 12/18/27		6,415	6,258,774

Standard Industries, Inc., Term Loan, 6.675%, (6 mo. USD LIBOR + 2.50%), 9/22/28		16,752	16,440,954

			$85,303,006

Capital Markets — 4.7%

Advisor Group, Inc., Term Loan, 8.254%, (1 mo. USD LIBOR + 4.50%), 7/31/26		38,748	$37,319,242

AllSpring Buyer, LLC, Term Loan, 6.688%, (3 mo. USD LIBOR + 3.00%), 11/1/28		8,313	8,219,543

Andromeda Investissements, Term Loan, 4.00%, (3 mo. EURIBOR + 3.00%), 6/12/26	EUR	5,250	4,967,808

Aretec Group, Inc., Term Loan, 8.079%, (SOFR + 4.25%), 10/1/25		25,783	25,090,241

Axalta Coating Systems US Holdings, Inc., Term Loan, 5.424%, (3 mo. USD LIBOR + 1.75%), 6/1/24		13,906	13,772,666

Brookfield Property REIT, Inc., Term Loan, 6.289%, (SOFR + 2.50%), 8/27/25		5,701	5,580,425

CeramTec AcquiCo GmbH, Term Loan, 4.332%, (3 mo. EURIBOR + 3.75%), 3/16/29	EUR	14,461	13,249,425

Citadel Securities L.P., Term Loan, 6.843%, (SOFR + 3.00%), 2/2/28		2,500	2,487,500

Clipper Acquisitions Corp., Term Loan, 4.924%, (1 mo. USD LIBOR + 1.75%), 3/3/28		7,875	7,727,603

Edelman Financial Center, LLC, Term Loan, 7.254%, (1 mo. USD LIBOR + 3.50%), 4/7/28		30,510	28,512,997

EIG Management Company, LLC, Term Loan, 7.504%, (1 mo. USD LIBOR + 3.75%), 2/22/25		2,698	2,623,683

FinCo I, LLC, Term Loan, 6.254%, (1 mo. USD LIBOR + 2.50%), 6/27/25		19,622	19,582,460

Focus Financial Partners, LLC:

Term Loan, 5.754%, (1 mo. USD LIBOR + 2.00%), 7/3/24		22,480	22,197,125

Term Loan, 6.254%, (1 mo. USD LIBOR + 2.50%), 6/30/28		10,942	10,719,454

Franklin Square Holdings, L.P., Term Loan, 6.063%, (1 mo. USD LIBOR + 2.25%), 8/1/25		6,552	6,453,692

Greenhill & Co., Inc., Term Loan, 6.32%, (1 mo. USD LIBOR + 3.25%), 4/12/24		5,525	5,414,114

Guggenheim Partners, LLC, Term Loan, 6.504%, (1 mo. USD LIBOR + 2.75%), 7/21/23		32,597	32,434,487

HighTower Holdings, LLC, Term Loan, 8.278%, (3 mo. USD LIBOR + 4.00%), 4/21/28		12,177	11,355,287

Hudson River Trading, LLC, Term Loan, 6.164%, (SOFR + 3.00%), 3/20/28		30,042	27,680,923

		Principal
		Amount*
Borrower/Description		(000’s omitted)	Value

Capital Markets (continued)

LPL Holdings, Inc., Term Loan, 4.878%, (1 mo. USD LIBOR + 1.75%), 11/12/26		19,353	$19,135,027

Mariner Wealth Advisors, LLC, Term Loan, 7.065%, (SOFR + 3.25%), 8/18/28		15,222	14,670,512

Victory Capital Holdings, Inc.:

Term Loan, 5.962%, (SOFR + 2.25%), 7/1/26		18,855	18,495,568

Term Loan, 5.962%, (SOFR + 2.25%), 12/29/28		8,636	8,455,472

			$346,145,254

Chemicals — 4.5%

Aruba Investments, Inc.:

Term Loan, 4.979%, (1 mo. EURIBOR + 4.00%), 11/24/27	EUR	4,211	$3,828,484

Term Loan, 7.576%, (1 mo. USD LIBOR + 4.00%), 11/24/27		6,206	5,848,981

Caldic B.V., Term Loan, 5.105%, (3 mo. EURIBOR + 3.50%), 2/3/29	EUR	6,000	5,418,079

Chemours Company (The), Term Loan, 3.20%, (3 mo. EURIBOR + 2.00%), 4/3/25	EUR	5,595	5,253,031

Colouroz Investment 1 GmbH:

Term Loan, 5.752%, (EURIBOR + 4.25%), 9/21/23(8)	EUR	1,165	886,729

Term Loan, 5.751%, (EURIBOR + 4.25%), 9/21/23(8)	EUR	27	20,701

CPC Acquisition Corp., Term Loan, 7.424%, (3 mo. USD LIBOR + 3.75%), 12/29/27		19,799	15,838,800

Flint Group GmbH:

Term Loan, 5.751%, (3 mo. EURIBOR + 4.25%), 9/21/23	EUR	32	24,257

Term Loan, 5.751%, (3 mo. EURIBOR + 4.25%), 9/21/23	EUR	73	55,234

Term Loan, 5.751%, (3 mo. EURIBOR + 4.25%), 9/21/23	EUR	144	109,443

Term Loan, 6.50%, (EURIBOR + 5.00%), 5.75% cash, 0.75% PIK, 9/21/23(8)	EUR	1,103	839,418

Term Loan, 9.32%, (3 mo. USD LIBOR + 5.00%), 8.57% cash, 0.75% PIK, 9/21/23		1,324	1,001,467

Flint Group US, LLC:

Term Loan, 9.32%, (3 mo. USD LIBOR + 5.00%), 8.57% cash, 0.75% PIK, 9/21/23		8,005	6,054,138

Term Loan, 9.32%, (3 mo. USD LIBOR + 5.00%), 8.57% cash, 0.75% PIK, 9/21/23		1,990	1,477,826

Gemini HDPE, LLC, Term Loan, 7.358%, (3 mo. USD LIBOR + 3.00%), 12/31/27		5,952	5,738,619

GEON Performance Solutions, LLC, Term Loan, 8.174%, (1 mo. USD LIBOR + 4.50%), 8/18/28		7,698	7,479,872

Groupe Solmax, Inc., Term Loan, 8.392%, (3 mo. USD LIBOR + 4.75%), 5/29/28		22,082	19,321,774

30	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2022

Portfolio of Investments — continued

		Principal
		Amount*
Borrower/Description		(000’s omitted)	Value

Chemicals (continued)

INEOS Enterprises Holdings II Limited, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 8/31/26	EUR	2,325	$2,106,208

INEOS Enterprises Holdings US Finco, LLC, Term Loan, 6.57%, (3 mo. USD LIBOR + 3.50%), 8/28/26		2,471	2,248,844

INEOS Finance PLC:

Term Loan, 3.133%, (1 mo. EURIBOR + 2.00%), 4/1/24	EUR	7,878	7,654,203

Term Loan, 3.883%, (1 mo. EURIBOR + 2.75%), 11/8/28	EUR	9,675	8,676,894

INEOS Quattro Holdings UK Ltd., Term Loan, 3.883%, (1 mo. EURIBOR + 2.75%), 1/29/26	EUR	30,000	26,806,283

INEOS Styrolution US Holding, LLC, Term Loan, 6.504%, (1 mo. USD LIBOR + 2.75%), 1/29/26		15,207	14,354,866

INEOS US Finance, LLC:

Term Loan, 5.754%, (1 mo. USD LIBOR + 2.00%), 4/1/24		790	777,025

Term Loan, 6.254%, (1 mo. USD LIBOR + 2.50%), 11/8/28		6,836	6,380,508

Kraton Corporation, Term Loan, 6.718%, (SOFR + 3.25%), 3/15/29		6,194	6,000,316

Kraton Polymers Holdings B.V., Term Loan, 4.25%, (3 mo. EURIBOR + 3.25%), 3/15/29	EUR	4,650	4,239,221

Lonza Group AG:

Term Loan, 5.193%, (3 mo. EURIBOR + 4.00%), 7/3/28	EUR	7,875	7,009,084

Term Loan, 5.193%, (3 mo. EURIBOR + 4.00%), 7/3/28	EUR	9,025	8,032,633

Term Loan, 7.674%, (3 mo. USD LIBOR + 4.00%), 7/3/28		24,160	21,357,328

LSF11 Skyscraper Holdco S.a.r.l.:

Term Loan, 4.693%, (3 mo. EURIBOR + 3.50%), 9/29/27	EUR	13,775	13,037,985

Term Loan, 7.174%, (3 mo. USD LIBOR + 3.50%), 9/29/27		5,590	5,394,741

Messer Industries GmbH:

Term Loan, 3.693%, (2 mo. EURIBOR + 2.50%), 3/2/26	EUR	2,152	2,033,311

Term Loan, 6.174%, (3 mo. USD LIBOR + 2.50%), 3/2/26		5,010	4,931,885

Momentive Performance Materials, Inc., Term Loan, 7.01%, (1 mo. USD LIBOR + 3.25%), 5/15/24		1,114	1,102,987

Olympus Water US Holding Corporation:

Term Loan, 7.438%, (3 mo. USD LIBOR + 3.75%), 11/9/28		5,484	5,007,666

Term Loan, 8.153%, (SOFR + 4.50%), 11/9/28		5,920	5,449,590

Orion Engineered Carbons GmbH:

Term Loan, 3.693%, (3 mo. EURIBOR + 2.50%), 9/24/28	EUR	1,250	1,187,444

Term Loan, 5.924%, (3 mo. USD LIBOR + 2.25%), 9/24/28		4,901	4,752,466

		Principal
		Amount*
Borrower/Description		(000’s omitted)	Value

Chemicals (continued)

PQ Corporation, Term Loan, 6.915%, (3 mo. USD LIBOR + 2.50%), 6/9/28		25,462	$24,634,727

Rohm Holding GmbH:

Term Loan, 4.881%, (6 mo. EURIBOR + 4.25%), 7/31/26	EUR	2,350	1,842,426

Term Loan, 8.121%, (3 mo. USD LIBOR + 4.75%), 7/31/26		19,534	14,894,741

Spectrum Holdings III Corp., Term Loan, 7.004%, (1 mo. USD LIBOR + 3.25%), 1/31/25		5,530	5,070,731

Starfruit Finco B.V., Term Loan, 7.165%, (3 mo. USD LIBOR + 2.75%), 10/1/25		8,204	7,765,127

Trinseo Materials Operating S.C.A., Term Loan, 6.254%, (1 mo. USD LIBOR + 2.50%), 5/3/28		7,668	6,679,645

Tronox Finance, LLC:

Term Loan, 5.938%, (USD LIBOR + 2.25%), 3/10/28(8)		12,836	12,138,188

Term Loan, 6.803%, (SOFR + 3.25%), 4/4/29		3,955	3,796,920

W.R. Grace & Co.-Conn., Term Loan, 7.438%, (3 mo. USD LIBOR + 3.75%), 9/22/28		17,071	16,453,696

			$331,014,542

Commercial Services & Supplies — 2.2%

Allied Universal Holdco, LLC, Term Loan, 4.883%, (1 mo. EURIBOR + 3.75%), 5/12/28	EUR	9,503	$8,270,536

Asplundh Tree Expert, LLC, Term Loan, 5.504%, (1 mo. USD LIBOR + 1.75%), 9/7/27		10,241	10,094,584

Belfor Holdings, Inc., Term Loan, 7.754%, (1 mo. USD LIBOR + 4.00%), 4/6/26		6,882	6,818,795

Clean Harbors, Inc., Term Loan, 5.754%, (1 mo. USD LIBOR + 2.00%), 10/8/28		4,722	4,705,291

Covanta Holding Corporation:

Term Loan, 6.229%, (1 mo. USD LIBOR + 2.50%), 11/30/28		2,245	2,219,477

Term Loan, 6.229%, (1 mo. USD LIBOR + 2.50%), 11/30/28		169	167,088

EnergySolutions, LLC, Term Loan, 7.424%, (3 mo. USD LIBOR + 3.75%), 5/9/25		18,180	16,907,534

Garda World Security Corporation, Term Loan, 7.24%, (3 mo. USD LIBOR + 4.25%), 10/30/26		13,008	12,433,839

GFL Environmental, Inc., Term Loan, 7.415%, (3 mo. USD LIBOR + 3.00%), 5/30/25		7,648	7,620,584

Harsco Corporation, Term Loan, 6.063%, (1 mo. USD LIBOR + 2.25%), 3/10/28		3,827	3,358,765

LABL, Inc., Term Loan, 8.754%, (1 mo. USD LIBOR + 5.00%), 10/29/28		9,454	8,751,636

31	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2022

Portfolio of Investments — continued

		Principal
		Amount*
Borrower/Description		(000’s omitted)	Value

Commercial Services & Supplies (continued)

Monitronics International, Inc., Term Loan, 11.915%, (3 mo. USD LIBOR + 6.50%), 3/29/24		15,011	$9,932,406

PECF USS Intermediate Holding III Corporation, Term Loan, 8.004%, (1 mo. USD LIBOR + 4.25%), 12/15/28		8,122	6,314,390

Phoenix Services International, LLC:

DIP Loan, 5.559%, (SOFR + 2.00%), 3/28/23		1,468	1,468,372

Term Loan, 0.00%, 3/1/25(11)		14,735	3,296,942

Prime Security Services Borrower, LLC, Term Loan, 6.505%, (3 mo. USD LIBOR + 2.75%), 9/23/26		17,895	17,658,683

SITEL Group, Term Loan, 4.883%, (1 mo. EURIBOR + 3.75%), 8/28/28	EUR	7,075	6,716,562

SITEL Worldwide Corporation, Term Loan, 7.51%, (1 mo. USD LIBOR + 3.75%), 8/28/28		13,546	13,359,596

Tempo Acquisition, LLC, Term Loan, 6.729%, (SOFR + 3.00%), 8/31/28		4,242	4,195,129

TruGreen Limited Partnership, Term Loan, 7.754%, (1 mo. USD LIBOR + 4.00%), 11/2/27		4,986	4,630,922

Werner FinCo, L.P., Term Loan, 7.674%, (3 mo. USD LIBOR + 4.00%), 7/24/24		11,528	10,490,453

			$159,411,584

Communications Equipment — 0.4%

CommScope, Inc., Term Loan, 7.004%, (1 mo. USD LIBOR + 3.25%), 4/6/26		19,305	$18,484,409

Digi International, Inc., Term Loan, 8.754%, (1 mo. USD LIBOR + 5.00%), 11/1/28		5,321	5,234,956

Tiger Acquisition, LLC, Term Loan, 7.004%, (1 mo. USD LIBOR + 3.25%), 6/1/28		3,369	3,154,966

			$26,874,331

Construction Materials — 0.4%

Oscar AcquisitionCo, LLC, Term Loan, 8.153%, (SOFR + 4.50%), 4/29/29		14,400	$13,082,400

Quikrete Holdings, Inc.:

Term Loan, 6.379%, (1 mo. USD LIBOR + 2.63%), 2/1/27		4,791	4,667,728

Term Loan, 6.754%, (1 mo. USD LIBOR + 3.00%), 6/11/28		11,418	11,152,300

			$28,902,428

Containers & Packaging — 1.7%

Berlin Packaging, LLC, Term Loan, 6.911%, (USD LIBOR + 3.75%), 3/11/28(8)		12,280	$11,780,748

BWAY Holding Company, Term Loan, 6.378%, (1 mo. USD LIBOR + 3.25%), 4/3/24		10,928	10,397,500

		Principal
		Amount*
Borrower/Description		(000’s omitted)	Value

Containers & Packaging (continued)

Clydesdale Acquisition Holdings, Inc., Term Loan, 8.004%, (SOFR + 4.18%), 4/13/29		11,820	$11,404,688

Kouti B.V., Term Loan, 3.757%, (3 mo. EURIBOR + 3.18%), 8/31/28	EUR	32,750	28,912,882

Pregis TopCo Corporation:

Term Loan, 7.754%, (1 mo. USD LIBOR + 4.00%), 7/31/26		1,634	1,561,353

Term Loan, 7.843%, (1 mo. USD LIBOR + 4.00%), 7/31/26		2,358	2,254,903

Pretium PKG Holdings, Inc.:

Term Loan, 7.60%, (3 mo. USD LIBOR + 4.00%), 10/2/28		7,816	6,871,514

Term Loan - Second Lien, 10.205%, (3 mo. USD LIBOR + 6.75%), 10/1/29		7,100	5,999,500

Pro Mach Group, Inc., Term Loan, 7.754%, (1 mo. USD LIBOR + 4.00%), 8/31/28		4,822	4,708,899

Proampac PG Borrower, LLC, Term Loan, 7.842%, (USD LIBOR + 3.75%), 11/3/25(8)		26,020	24,841,185

Trident TPI Holdings, Inc.:

Term Loan, 6.30%, (3 mo. USD LIBOR + 4.00%), 9/15/28(9)		818	778,128

Term Loan, 6.924%, (3 mo. USD LIBOR + 3.25%), 10/17/24		12,388	12,217,903

Term Loan, 7.674%, (3 mo. USD LIBOR + 4.00%), 9/15/28		5,743	5,462,066

			$127,191,269

Distributors — 0.6%

Autokiniton US Holdings, Inc., Term Loan, 7.80%, (1 mo. USD LIBOR + 4.50%), 4/6/28		22,517	$21,114,953

Phillips Feed Service, Inc., Term Loan, 10.48%, (1 mo. USD LIBOR + 7.00%), 11/13/24(4)		543	434,800

White Cap Buyer, LLC, Term Loan, 7.479%, (SOFR + 3.75%), 10/19/27		23,406	22,223,971

			$43,773,724

Diversified Consumer Services — 0.9%

Ascend Learning, LLC:

Term Loan, 7.132%, (1 mo. USD LIBOR + 3.50%), 12/11/28		15,095	$13,899,933

Term Loan - Second Lien, 9.504%, (1 mo. USD LIBOR + 5.75%), 12/10/29		5,243	4,469,931

Corporation Service Company, Term Loan, 8/31/29(10)		5,800	5,694,875

FrontDoor, Inc., Term Loan, 6.004%, (1 mo. USD LIBOR + 2.25%), 6/17/28		963	933,126

KUEHG Corp.:

Term Loan, 7.504%, (1 mo. USD LIBOR + 3.75%), 2/21/25		35,133	33,741,983

32	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2022

Portfolio of Investments — continued

		Principal
		Amount*
Borrower/Description		(000’s omitted)	Value

Diversified Consumer Services (continued)

KUEHG Corp.: (continued)

Term Loan - Second Lien, 12.004%, (1 mo. USD LIBOR + 8.25%), 8/22/25		4,075	$3,969,050

Sotheby’s, Term Loan, 8.579%, (3 mo. USD LIBOR + 4.50%), 1/15/27		5,440	5,342,705

			$68,051,603

Diversified Financial Services — 0.5%

Concorde Midco Ltd., Term Loan, 5.16%, (3 mo. EURIBOR + 4.00%), 3/1/28	EUR	7,480	$6,720,660

Sandy BidCo B.V., Term Loan, 6.038%, (6 mo. EURIBOR + 4.00%), 8/17/29	EUR	22,608	21,337,307

Zephyr Bidco Limited:

Term Loan, 4.693%, (1 mo. EURIBOR + 3.75%), 7/23/25	EUR	5,025	4,228,511

Term Loan, 6.934%, (SONIA + 4.75%), 7/23/25	GBP	8,725	7,829,559

			$40,116,037

Diversified Telecommunication Services — 4.6%

Altice France S.A.:

Term Loan, 6.905%, (3 mo. USD LIBOR + 4.00%), 8/14/26		6,111	$5,617,482

Term Loan, 7.767%, (3 mo. USD LIBOR + 3.69%), 1/31/26		10,584	9,555,216

CenturyLink, Inc., Term Loan, 6.004%, (1 mo. USD LIBOR + 2.25%), 3/15/27		50,922	47,601,542

GEE Holdings 2, LLC:

Term Loan, 11.604%, (3 mo. USD LIBOR + 8.00%), 3/24/25		9,869	9,905,850

Term Loan - Second Lien, 11.854%, (3 mo. USD LIBOR + 8.25%), 5.104% cash, 6.75% PIK, 3/23/26		7,355	5,639,016

LCPR Loan Financing, LLC, Term Loan, 7.162%, (1 mo. USD LIBOR + 3.75%), 10/16/28		1,800	1,758,938

Numericable Group S.A.:

Term Loan, 4.605%, (3 mo. EURIBOR + 3.00%), 7/31/25	EUR	6,241	5,697,445

Term Loan, 7.165%, (3 mo. USD LIBOR + 2.75%), 7/31/25		17,114	15,592,049

Telenet Financing USD, LLC, Term Loan, 5.412%, (1 mo. USD LIBOR + 2.00%), 4/30/28		38,225	37,105,543

Telenet International Finance S.a.r.l., Term Loan, 2.613%, (6 mo. EURIBOR + 2.25%), 4/30/29	EUR	6,565	6,111,563

UPC Broadband Holding B.V.:

Term Loan, 2.863%, (6 mo. EURIBOR + 2.50%), 4/30/29	EUR	5,650	5,227,656

Term Loan, 3.363%, (6 mo. EURIBOR + 3.00%), 1/31/29	EUR	15,150	14,139,167

Term Loan, 5.662%, (1 mo. USD LIBOR + 2.25%), 4/30/28		7,125	6,961,716

		Principal
		Amount*
Borrower/Description		(000’s omitted)	Value

Diversified Telecommunication Services (continued)

UPC Financing Partnership, Term Loan, 6.337%, (1 mo. USD LIBOR + 2.93%), 1/31/29		31,475	$30,851,134

Virgin Media Bristol, LLC:

Term Loan, 5.912%, (1 mo. USD LIBOR + 2.50%), 1/31/28		44,255	43,477,885

Term Loan, 6.662%, (1 mo. USD LIBOR + 3.25%), 1/31/29		500	493,047

Virgin Media Ireland Limited, Term Loan, 3.863%, (6 mo. EURIBOR + 3.50%), 7/15/29	EUR	12,500	11,609,365

Virgin Media SFA Finance Limited:

Term Loan, 3.345%, (1 mo. EURIBOR + 2.50%), 1/31/29	EUR	13,800	12,734,339

Term Loan, 5.469%, (SONIA + 3.25%), 1/15/27	GBP	11,825	12,170,911

Zayo Group Holdings, Inc., Term Loan, 4.383%, (1 mo. EURIBOR + 3.25%), 3/9/27	EUR	4,461	3,583,876

Ziggo B.V., Term Loan, 3.764%, (6 mo. EURIBOR + 3.00%), 1/31/29	EUR	26,500	24,247,857

Ziggo Financing Partnership, Term Loan, 5.912%, (1 mo. USD LIBOR + 2.50%), 4/30/28		30,034	29,299,337

			$339,380,934

Electrical Equipment — 0.1%

AZZ, Inc., Term Loan, 8.079%, (SOFR + 4.25%), 5/13/29		2,294	$2,276,431

GrafTech Finance, Inc., Term Loan, 6.754%, (1 mo. USD LIBOR + 3.00%), 2/12/25		4,844	4,620,379

II-VI Incorporated, Term Loan, 5.878%, (1 mo. USD LIBOR + 2.75%), 7/2/29		1,613	1,569,769

			$8,466,579

Electronic Equipment, Instruments & Components — 1.3%

Chamberlain Group, Inc., Term Loan, 7.254%, (1 mo. USD LIBOR + 3.50%), 11/3/28		20,346	$18,561,721

Creation Technologies, Inc., Term Loan, 9.248%, (3 mo. USD LIBOR + 5.50%), 10/5/28		12,562	10,426,356

Ingram Micro, Inc., Term Loan, 7.174%, (3 mo. USD LIBOR + 3.50%), 6/30/28		6,062	5,857,352

Minimax Viking GmbH, Term Loan, 3.883%, (1 mo. EURIBOR + 2.75%), 7/31/25	EUR	1,904	1,828,150

Mirion Technologies, Inc., Term Loan, 5.627%, (6 mo. USD LIBOR + 2.75%), 10/20/28		8,037	7,850,912

Robertshaw US Holding Corp., Term Loan, 7.313%, (1 mo. USD LIBOR + 3.50%), 2/28/25		20,706	16,927,084

Verifone Systems, Inc., Term Loan, 6.997%, (3 mo. USD LIBOR + 4.00%), 8/20/25		19,617	17,526,406

Verisure Holding AB:

Term Loan, 3.473%, (6 mo. EURIBOR + 3.25%), 3/27/28	EUR	11,550	10,722,293

33	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2022

Portfolio of Investments — continued

		Principal
		Amount*
Borrower/Description		(000’s omitted)	Value

Electronic Equipment, Instruments & Components (continued)

Verisure Holding AB: (continued)

Term Loan, 3.753%, (6 mo. EURIBOR + 3.25%), 7/20/26	EUR	4,900	$4,573,669

			$94,273,943

Energy Equipment & Services — 0.3%

Ameriforge Group, Inc.:

Term Loan, 15.025%, (1 mo. USD LIBOR + 13.00%), 12/29/23(9)		2,149	$1,066,459

Term Loan, 16.67%, (3 mo. USD LIBOR + 13.00%), 11.67% cash, 5.00% PIK, 12/31/23		16,884	8,378,748

Lealand Finance Company B.V.:

Letter of Credit, 4.153%, 6/28/24(9)		10,000	8,200,000

Term Loan, 7.75%, (1 mo. USD LIBOR + 4.00%), 4.75% cash, 3.00% PIK, 6/30/25		3,332	1,777,040

			$19,422,247

Engineering & Construction — 1.3%

Aegion Corporation, Term Loan, 8.504%, (1 mo. USD LIBOR + 4.75%), 5/17/28		17,856	$16,553,604

Amentum Government Services Holdings, LLC:

Term Loan, 7.393%, (SOFR + 4.00%), 2/15/29		8,803	8,560,857

Term Loan, 7.798%, (3 mo. USD LIBOR + 4.00%), 1/29/27		10,511	10,222,097

American Residential Services, LLC, Term Loan, 7.174%, (3 mo. USD LIBOR + 3.50%), 10/15/27		8,532	8,318,938

APi Group DE, Inc.:

Term Loan, 6.254%, (1 mo. USD LIBOR + 2.50%), 10/1/26		13,447	13,280,240

Term Loan, 6.504%, (1 mo. USD LIBOR + 2.75%), 1/3/29		7,510	7,417,140

Centuri Group, Inc., Term Loan, 5.57%, (3 mo. USD LIBOR + 2.50%), 8/27/28		9,249	9,074,142

Northstar Group Services, Inc., Term Loan, 9.254%, (1 mo. USD LIBOR + 5.50%), 11/12/26		13,315	13,148,652

USIC Holdings, Inc., Term Loan, 7.254%, (1 mo. USD LIBOR + 3.50%), 5/12/28		7,863	7,493,028

			$94,068,698

Entertainment — 2.5%

Alchemy Copyrights, LLC, Term Loan, 6.128%, (1 mo. USD LIBOR + 3.00%), 3/10/28		4,337	$4,315,010

AMC Entertainment Holdings, Inc., Term Loan, 6.314%, (1 mo. USD LIBOR + 3.00%), 4/22/26		21,362	15,274,076

City Football Group Limited, Term Loan, 6.484%, (3 mo. USD LIBOR + 3.50%), 7/21/28		15,632	14,615,803

		Principal
		Amount*
Borrower/Description		(000’s omitted)	Value

Entertainment (continued)

Crown Finance US, Inc.:

DIP Loan, 0.00%, 9/7/23(9)		881	$884,833

DIP Loan, 13.612%, (SOFR + 10.00%), 9/7/23		10,482	10,530,379

Delta 2 (LUX) S.a.r.l., Term Loan, 6.254%, (1 mo. USD LIBOR + 2.50%), 2/1/24		72,728	72,743,375

Playtika Holding Corp., Term Loan, 6.504%, (1 mo. USD LIBOR + 2.75%), 3/13/28		35,881	34,990,099

Renaissance Holding Corp.:

Term Loan, 7.004%, (1 mo. USD LIBOR + 3.25%), 5/30/25		6,984	6,771,212

Term Loan, 7.608%, (SOFR + 4.50%), 3/30/29		2,793	2,709,210

Term Loan - Second Lien, 10.754%, (1 mo. USD LIBOR + 7.00%), 5/29/26		3,175	3,034,770

UFC Holdings, LLC, Term Loan, 7.11%, (3 mo. USD LIBOR + 2.75%), 4/29/26		18,198	17,838,641

Vue International Bidco PLC:

Term Loan, 5.66%, (2 mo. EURIBOR + 4.75%), 7/3/26	EUR	3,433	2,318,151

Term Loan, 9.766%, (3 mo. EURIBOR + 8.00%), 6/30/27	EUR	384	358,432

			$186,383,991

Equity Real Estate Investment Trusts (REITs) — 0.1%

Iron Mountain, Inc., Term Loan, 5.504%, (1 mo. USD LIBOR + 1.75%), 1/2/26		9,049	$8,901,585

			$8,901,585

Food Products — 1.3%

8th Avenue Food & Provisions, Inc., Term Loan, 8.382%, (1 mo. USD LIBOR + 4.75%), 10/1/25		7,326	$6,428,565

Badger Buyer Corp., Term Loan, 7.254%, (1 mo. USD LIBOR + 3.50%), 9/30/24		9,594	8,454,399

CHG PPC Parent, LLC:

Term Loan, 4.633%, (1 mo. EURIBOR + 3.50%), 3/31/25	EUR	2,000	1,876,850

Term Loan, 6.632%, (1 mo. USD LIBOR + 3.00%), 12/8/28		6,293	6,104,574

Del Monte Foods, Inc., Term Loan, 7.827%, (SOFR + 4.35%), 5/16/29		6,625	6,446,953

Froneri International, Ltd.:

Term Loan, 3.006%, (6 mo. EURIBOR + 2.38%), 1/29/27	EUR	1,500	1,355,446

Term Loan, 6.004%, (1 mo. USD LIBOR + 2.25%), 1/29/27		8,796	8,510,013

Monogram Food Solutions, LLC, Term Loan, 7.813%, (1 mo. USD LIBOR + 4.00%), 8/28/28		6,600	6,435,122

Nomad Foods Europe Midco Limited, Term Loan, 5.155%, (3 mo. USD LIBOR + 2.25%), 5/15/24		18,546	18,439,591

34	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2022

Portfolio of Investments — continued

		Principal
		Amount*
Borrower/Description		(000’s omitted)	Value

Food Products (continued)

Sovos Brands Intermediate, Inc., Term Loan, 7.915%, (3 mo. USD LIBOR + 3.50%), 6/8/28		9,191	$8,836,978

United Petfood Group B.V., Term Loan, 4.558%, (3 mo. EURIBOR + 3.00%), 4/23/28	EUR	9,025	8,138,545

Valeo F1 Company Limited (Ireland):

Term Loan, 5.193%, (3 mo. EURIBOR + 4.00%), 6/30/28	EUR	9,450	7,973,137

Term Loan, 7.188%, (SONIA + 5.00%), 6/28/28	GBP	5,500	5,203,603

			$94,203,776

Gas Utilities — 0.4%

CQP Holdco, L.P., Term Loan, 7.424%, (3 mo. USD LIBOR + 3.75%), 6/5/28		30,084	$29,756,472

			$29,756,472

Health Care Equipment & Supplies — 1.2%

Bayou Intermediate II, LLC, Term Loan, 7.302%, (3 mo. USD LIBOR + 4.50%), 8/2/28		10,645	$10,218,780

CryoLife, Inc., Term Loan, 7.174%, (3 mo. USD LIBOR + 3.50%), 6/1/27		6,575	6,164,080

Gloves Buyer, Inc., Term Loan, 7.754%, (1 mo. USD LIBOR + 4.00%), 12/29/27		18,448	16,787,590

ICU Medical, Inc., Term Loan, 5.961%, (SOFR + 2.25%), 1/8/29(8)		8,060	7,899,567

Journey Personal Care Corp., Term Loan, 7.924%, (3 mo. USD LIBOR + 4.25%), 3/1/28		27,725	17,854,871

Medline Borrower, L.P.:

Term Loan, 4.633%, (1 mo. EURIBOR + 3.50%), 10/23/28	EUR	1,000	916,602

Term Loan, 7.004%, (1 mo. USD LIBOR + 3.25%), 10/23/28		31,940	29,402,099

			$89,243,589

Health Care Providers & Services — 6.1%

AEA International Holdings (Lux) S.a.r.l., Term Loan, 7.438%, (3 mo. USD LIBOR + 3.75%), 9/7/28		17,518	$17,254,800

Biogroup-LCD, Term Loan, 4.742%, (3 mo. EURIBOR + 2.75%), 2/9/28	EUR	11,000	9,828,971

BW NHHC Holdco, Inc., Term Loan, 7.961%, (3 mo. USD LIBOR + 5.00%), 5/15/25		14,693	9,287,082

CAB, Term Loan, 3.527%, (3 mo. EURIBOR + 3.25%), 2/9/28	EUR	7,850	7,282,597

Cano Health, LLC, Term Loan, 7.829%, (SOFR + 4.00%), 11/23/27		7,686	6,595,783

CCRR Parent, Inc., Term Loan, 7.51%, (1 mo. USD LIBOR + 3.75%), 3/6/28		5,289	5,136,788

		Principal
		Amount*
Borrower/Description		(000’s omitted)	Value

Health Care Providers & Services (continued)

Cerba Healthcare S.A.S.:

Term Loan, 4.383%, (1 mo. EURIBOR + 3.25%), 6/30/28	EUR	20,800	$18,739,857

Term Loan, 5.133%, (1 mo. EURIBOR + 4.00%), 2/15/29	EUR	8,600	8,047,441

CHG Healthcare Services, Inc., Term Loan, 7.004%, (3 mo. USD LIBOR + 3.25%), 9/29/28		9,244	8,993,974

Covis Finco S.a.r.l., Term Loan, 10.203%, (SOFR + 6.50%), 2/18/27		13,796	9,312,469

Dedalus Finance GmbH, Term Loan, 5.782%, (6 mo. EURIBOR + 3.75%), 7/17/27	EUR	20,150	17,424,078

Electron BidCo, Inc., Term Loan, 6.754%, (1 mo. USD LIBOR + 3.00%), 11/1/28		8,950	8,685,492

Elsan S.A.S., Term Loan, 4.314%, (EURIBOR + 3.35%), 6/16/28(8)	EUR	4,150	3,841,062

Ensemble RCM, LLC, Term Loan, 7.944%, (SOFR + 3.75%), 8/3/26		18,703	18,445,456

Envision Healthcare Corporation:

Term Loan, 11.603%, (SOFR + 7.88%), 3/31/27		6,752	6,270,915

Term Loan - Second Lien, 6.825%, (SOFR + 4.25%), 3/31/27		47,476	20,810,511

IVC Acquisition, Ltd.:

Term Loan, 4.141%, (3 mo. EURIBOR + 3.75%), 2/13/26	EUR	9,760	8,946,032

Term Loan, 4.391%, (3 mo. EURIBOR + 4.00%), 2/13/26	EUR	20,825	19,249,002

Term Loan, 6.309%, (SONIA + 4.50%), 2/13/26	GBP	1,050	1,088,542

MDVIP, Inc., Term Loan, 7.072%, (1 mo. USD LIBOR + 3.50%), 10/16/28		5,871	5,683,378

Medical Solutions Holdings, Inc.:

Term Loan, 3.50%, 11/1/28(9)		2,124	2,052,492

Term Loan, 6.377%, (3 mo. USD LIBOR + 3.50%), 11/1/28		13,203	12,757,434

Term Loan - Second Lien, 9.877%, (3 mo. USD LIBOR + 7.00%), 11/1/29		9,500	9,143,750

Mehilainen Yhtiot Oy, Term Loan, 4.718%, (3 mo. EURIBOR + 3.53%), 8/11/25	EUR	7,975	7,408,414

Midwest Physician Administrative Services, LLC, Term Loan, 6.924%, (3 mo. USD LIBOR + 3.25%), 3/12/28		10,133	9,178,685

National Mentor Holdings, Inc.:

Term Loan, 7.43%, (3 mo. USD LIBOR + 3.75%), 3/2/28		576	415,996

Term Loan, 7.466%, (USD LIBOR + 3.75%), 3/2/28(8)		20,783	15,008,980

Term Loan - Second Lien, 10.93%, (3 mo. USD LIBOR + 7.25%), 3/2/29		6,475	4,451,563

35	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2022

Portfolio of Investments — continued

		Principal
		Amount*
Borrower/Description		(000’s omitted)	Value

Health Care Providers & Services (continued)

Option Care Health, Inc., Term Loan, 6.504%, (1 mo. USD LIBOR + 2.75%), 10/27/28		3,068	$3,016,259

Pearl Intermediate Parent, LLC, Term Loan - Second Lien, 10.004%, (1 mo. USD LIBOR + 6.25%), 2/13/26		2,575	2,356,125

Pediatric Associates Holding Company, LLC:

Term Loan, 5.122%, (1 mo. USD LIBOR + 3.25%), 12/29/28(9)		190	184,128

Term Loan, 7.004%, (1 mo. USD LIBOR + 3.25%), 12/29/28		1,253	1,212,195

PetVet Care Centers, LLC, Term Loan, 7.254%, (1 mo. USD LIBOR + 3.50%), 2/14/25		7,877	7,404,555

Phoenix Guarantor, Inc.:

Term Loan, 7.004%, (1 mo. USD LIBOR + 3.25%), 3/5/26		24,303	23,376,898

Term Loan, 7.254%, (1 mo. USD LIBOR + 3.50%), 3/5/26		4,479	4,308,599

Radiology Partners, Inc., Term Loan, 7.825%, (1 mo. USD LIBOR + 4.25%), 7/9/25		24,215	19,674,998

Radnet Management, Inc., Term Loan, 6.754%, (1 mo. USD LIBOR + 3.00%), 4/21/28		13,423	13,063,901

Ramsay Generale de Sante S.A., Term Loan, 4.502%, (3 mo. EURIBOR + 2.80%), 4/22/27	EUR	9,900	9,257,800

Select Medical Corporation, Term Loan, 6.26%, (1 mo. USD LIBOR + 2.50%), 3/6/25		56,458	55,055,263

Sound Inpatient Physicians, Term Loan, 6.754%, (1 mo. USD LIBOR + 3.00%), 6/27/25		2,592	2,060,789

Synlab Bondco PLC, Term Loan, 2.778%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	2,600	2,458,107

TTF Holdings, LLC, Term Loan, 7.813%, (1 mo. USD LIBOR + 4.00%), 3/31/28		5,644	5,545,547

U.S. Anesthesia Partners, Inc., Term Loan, 7.378%, (1 mo. USD LIBOR + 4.25%), 10/1/28		16,467	15,611,638

WP CityMD Bidco, LLC, Term Loan, 6.924%, (3 mo. USD LIBOR + 3.25%), 12/22/28		10,410	10,144,893

			$446,073,239

Health Care Technology — 2.2%

athenahealth, Inc.:

Term Loan, 3.50%, 2/15/29(9)		1,943	$1,773,454

Term Loan, 6.967%, (SOFR + 3.50%), 2/15/29		11,434	10,437,222

Bracket Intermediate Holding Corp., Term Loan, 7.998%, (3 mo. USD LIBOR + 4.25%), 9/5/25		13,198	12,673,761

Certara, L.P., Term Loan, 7.254%, (1 mo. USD LIBOR + 3.50%), 8/15/26		9,378	9,166,859

eResearchTechnology, Inc., Term Loan, 8.254%, (1 mo. USD LIBOR + 4.50%), 2/4/27		9,661	9,021,009

GHX Ultimate Parent Corporation, Term Loan, 6.127%, (6 mo. USD LIBOR + 3.25%), 6/28/24		3,360	3,254,986

		Principal
		Amount*
Borrower/Description		(000’s omitted)	Value

Health Care Technology (continued)

Imprivata, Inc.:

Term Loan, 7.504%, (1 mo. USD LIBOR + 3.75%), 12/1/27		18,352	$18,008,258

Term Loan, 7.979%, (SOFR + 4.25%), 12/1/27		3,616	3,572,246

MedAssets Software Intermediate Holdings, Inc.:

Term Loan, 7.754%, (1 mo. USD LIBOR + 4.00%), 12/18/28		17,711	16,825,450

Term Loan - Second Lien, 10.504%, (1 mo. USD LIBOR + 6.75%), 12/17/29		9,625	8,285,518

Navicure, Inc., Term Loan, 7.754%, (1 mo. USD LIBOR + 4.00%), 10/22/26		22,298	21,747,638

PointClickCare Technologies, Inc., Term Loan, 5.938%, (6 mo. USD LIBOR + 3.00%), 12/29/27		5,122	5,021,696

Project Ruby Ultimate Parent Corp., Term Loan, 7.004%, (1 mo. USD LIBOR + 3.25%), 3/10/28		10,022	9,459,586

Symplr Software, Inc., Term Loan, 8.694%, (SOFR + 4.50%), 12/22/27		9,190	8,606,640

Verscend Holding Corp., Term Loan, 7.754%, (1 mo. USD LIBOR + 4.00%), 8/27/25		27,592	27,255,785

			$165,110,108

Hotels, Restaurants & Leisure — 4.4%

1011778 B.C. Unlimited Liability Company, Term Loan, 5.655%, (1 mo. USD LIBOR + 1.75%), 11/19/26		28,971	$28,234,554

Bally’s Corporation, Term Loan, 6.55%, (3 mo. USD LIBOR + 3.25%), 10/2/28		12,402	11,562,871

Carnival Corporation:

Term Loan, 3.975%, (6 mo. EURIBOR + 3.75%), 6/30/25	EUR	9,645	9,102,701

Term Loan, 5.877%, (6 mo. USD LIBOR + 3.00%), 6/30/25		4,112	3,872,042

Term Loan, 6.127%, (6 mo. USD LIBOR + 3.25%), 10/18/28		40,395	37,112,677

Churchill Downs Incorporated, Term Loan, 5.76%, (1 mo. USD LIBOR + 2.00%), 12/27/24		3,334	3,316,041

ClubCorp Holdings, Inc., Term Loan, 6.424%, (3 mo. USD LIBOR + 2.75%), 9/18/24		23,636	21,286,770

Dave & Buster’s, Inc., Term Loan, 8.875%, (SOFR + 5.00%), 6/29/29		12,294	12,061,114

Fertitta Entertainment, LLC, Term Loan, 7.729%, (SOFR + 4.00%), 1/27/29		29,928	28,148,321

Great Canadian Gaming Corporation, Term Loan, 7.602%, (3 mo. USD LIBOR + 4.00%), 11/1/26		8,817	8,589,754

GVC Holdings PLC, Term Loan, 3.633%, (1 mo. EURIBOR + 2.50%), 3/29/24	EUR	21,325	20,442,192

Hilton Grand Vacations Borrower, LLC, Term Loan, 6.754%, (1 mo. USD LIBOR + 3.00%), 8/2/28		9,999	9,855,264

36	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2022

Portfolio of Investments — continued

		Principal
		Amount*
Borrower/Description		(000’s omitted)	Value

Hotels, Restaurants & Leisure (continued)

IRB Holding Corp., Term Loan, 6.208%, (SOFR + 3.00%), 12/15/27		6,251	$6,075,014

NCL Corporation Limited, Term Loan, 1/2/24(10)		4,500	4,252,500

Oravel Stays Singapore Pte, Ltd., Term Loan, 11.86%, (3 mo. USD LIBOR + 8.25%), 6/23/26		5,974	5,227,578

Playa Resorts Holding B.V., Term Loan, 6.50%, (1 mo. USD LIBOR + 2.75%), 4/29/24		20,920	20,431,436

Scientific Games Holdings, L.P.:

Term Loan, 5.185%, (3 mo. EURIBOR + 4.00%), 4/4/29	EUR	1,000	924,837

Term Loan, 7.097%, (SOFR + 3.50%), 4/4/29		9,300	8,780,102

Scientific Games International, Inc., Term Loan, 6.402%, (SOFR + 3.00%), 4/14/29		10,474	10,365,085

SeaWorld Parks & Entertainment, Inc., Term Loan, 6.813%, (1 mo. USD LIBOR + 3.00%), 8/25/28		11,039	10,785,994

Stars Group Holdings B.V. (The):

Term Loan, 3.728%, (3 mo. EURIBOR + 2.50%), 7/21/26	EUR	12,305	11,471,661

Term Loan, 5.892%, (3 mo. USD LIBOR + 2.25%), 7/21/26		31,669	31,157,571

Travel Leaders Group, LLC, Term Loan, 7.754%, (1 mo. USD LIBOR + 4.00%), 1/25/24		19,763	17,552,388

			$320,608,467

Household Durables — 0.9%

Libbey Glass, Inc., Term Loan, 11.941%, (3 mo. USD LIBOR + 8.00%), 11/13/25		8,749	$8,960,657

Serta Simmons Bedding, LLC:

Term Loan, 10.793%, (1 mo. USD LIBOR + 7.50%), 8/10/23		13,879	13,505,559

Term Loan - Second Lien, 10.793%, (1 mo. USD LIBOR + 7.50%), 8/10/23		45,875	23,199,711

Solis IV B.V.:

Term Loan, 4.468%, (3 mo. EURIBOR + 4.00%), 2/26/29	EUR	4,700	3,882,255

Term Loan, 6.34%, (SOFR + 3.50%), 2/26/29		18,149	15,173,535

Spectrum Brands, Inc., Term Loan, 5.76%, (1 mo. USD LIBOR + 2.00%), 3/3/28		4,925	4,740,313

			$69,462,030

Household Products — 0.6%

Diamond (BC) B.V., Term Loan, 7.163%, (USD LIBOR + 2.75%), 9/29/28(8)		12,832	$12,032,991

Energizer Holdings, Inc., Term Loan, 5.875%, (1 mo. USD LIBOR + 2.25%), 12/22/27		9,021	8,758,248

Kronos Acquisition Holdings, Inc.:

Term Loan, 6.82%, (3 mo. USD LIBOR + 3.75%), 12/22/26		12,408	11,762,177

		Principal
		Amount*
Borrower/Description		(000’s omitted)	Value

Household Products (continued)

Kronos Acquisition Holdings, Inc.: (continued)

Term Loan, 8.94%, (SOFR + 6.00%), 12/22/26		5,707	$5,478,600

Nobel Bidco B.V., Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 9/1/28	EUR	12,550	8,472,481

			$46,504,497

Independent Power and Renewable Electricity Producers — 0.3%

Calpine Construction Finance Company, L.P., Term Loan, 5.754%, (1 mo. USD LIBOR + 2.00%), 1/15/25		10,602	$10,477,764

Calpine Corporation:

Term Loan, 5.76%, (1 mo. USD LIBOR + 2.00%), 4/5/26		3,207	3,150,645

Term Loan, 6.26%, (1 mo. USD LIBOR + 2.50%), 12/16/27		5,183	5,133,612

Longview Power, LLC, Term Loan, 13.674%, (3 mo. USD LIBOR + 10.00%), 7/30/25		704	693,173

			$19,455,194

Industrial Conglomerates — 0.5%

Rain Carbon GmbH, Term Loan, 3.282%, (3 mo. EURIBOR + 3.00%), 1/16/25	EUR	15,875	$14,773,110

SPX Flow, Inc., Term Loan, 8.329%, (SOFR + 4.50%), 4/5/29		25,678	24,394,571

			$39,167,681

Insurance — 2.2%

Alliant Holdings Intermediate, LLC:

Term Loan, 6.98%, (1 mo. USD LIBOR + 3.50%), 11/6/27		14,110	$13,646,337

Term Loan, 7.004%, (1 mo. USD LIBOR + 3.25%), 5/9/25		3,172	3,086,048

Term Loan, 7.004%, (1 mo. USD LIBOR + 3.25%), 5/9/25		5,587	5,434,159

AmWINS Group, Inc., Term Loan, 6.004%, (1 mo. USD LIBOR + 2.25%), 2/19/28		26,084	25,553,308

AssuredPartners, Inc.:

Term Loan, 7.229%, (SOFR + 3.50%), 2/12/27		5,348	5,109,128

Term Loan, 7.254%, (1 mo. USD LIBOR + 3.50%), 2/12/27		17,016	16,268,060

Term Loan, 7.254%, (1 mo. USD LIBOR + 3.50%), 2/12/27		3,424	3,273,319

Financiere CEP S.A.S., Term Loan, 4.225%, (6 mo. EURIBOR + 4.00%), 6/18/27	EUR	5,242	4,869,910

Hub International Limited:

Term Loan, 7.326%, (3 mo. USD LIBOR + 3.00%), 4/25/25		18,060	17,734,360

Term Loan, 7.527%, (3 mo. USD LIBOR + 3.25%), 4/25/25		7,009	6,895,215

37	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2022

Portfolio of Investments — continued

		Principal
		Amount*
Borrower/Description		(000’s omitted)	Value

Insurance (continued)

NFP Corp., Term Loan, 7.004%, (1 mo. USD LIBOR + 3.25%), 2/15/27		32,929	$31,315,856

Ryan Specialty Group, LLC, Term Loan, 6.829%, (SOFR + 3.00%), 9/1/27		12,622	12,484,348

USI, Inc.:

Term Loan, 6.424%, (3 mo. USD LIBOR + 2.75%), 5/16/24		8,739	8,641,423

Term Loan, 6.924%, (3 mo. USD LIBOR + 3.25%), 12/2/26		5,729	5,624,184

			$159,935,655

Interactive Media & Services — 0.5%

Buzz Finco, LLC:

Term Loan, 6.504%, (1 mo. USD LIBOR + 2.75%), 1/29/27		2,762	$2,693,138

Term Loan, 7.004%, (1 mo. USD LIBOR + 3.25%), 1/29/27		549	540,608

Foundational Education Group, Inc., Term Loan, 7.565%, (SOFR + 3.75%), 8/31/28		3,594	3,517,895

Getty Images, Inc.:

Term Loan, 5.563%, (3 mo. EURIBOR + 5.00%), 2/19/26	EUR	3,724	3,662,278

Term Loan, 7.625%, (3 mo. USD LIBOR + 4.50%), 2/19/26		16,263	16,194,032

Match Group, Inc., Term Loan, 4.692%, (3 mo. USD LIBOR + 1.75%), 2/13/27		7,625	7,485,211

			$34,093,162

Internet & Direct Marketing Retail — 0.7%

Adevinta ASA:

Term Loan, 4.443%, (3 mo. EURIBOR + 3.25%), 6/26/28	EUR	8,955	$8,553,858

Term Loan, 6.674%, (3 mo. USD LIBOR + 3.00%), 6/26/28		6,394	6,259,186

CNT Holdings I Corp., Term Loan, 7.239%, (SOFR + 3.50%), 11/8/27		14,704	14,350,444

Etraveli Holding AB, Term Loan, 5.193%, (3 mo. EURIBOR + 4.00%), 8/2/24	EUR	9,472	9,274,931

Hoya Midco, LLC, Term Loan, 6.979%, (SOFR + 3.25%), 2/3/29		7,394	7,320,188

Speedster Bidco GmbH, Term Loan, 5.108%, (6 mo. EURIBOR + 3.25%), 3/31/27	EUR	2,550	2,215,533

			$47,974,140

IT Services — 4.8%

Asurion, LLC:

Term Loan, 6.754%, (1 mo. USD LIBOR + 3.00%), 11/3/24		2,394	$2,268,452

		Principal
		Amount*
Borrower/Description		(000’s omitted)	Value

IT Services (continued)

Asurion, LLC: (continued)

Term Loan, 7.004%, (1 mo. USD LIBOR + 3.25%), 12/23/26		5,463	$4,883,992

Term Loan, 7.004%, (1 mo. USD LIBOR + 3.25%), 7/31/27		11,574	10,223,475

Term Loan, 7.653%, (SOFR + 4.00%), 8/19/28		21,762	19,653,378

Term Loan - Second Lien, 9.004%, (1 mo. USD LIBOR + 5.25%), 1/31/28		14,360	10,186,625

Cyxtera DC Holdings, Inc.:

Term Loan, 7.36%, (3 mo. USD LIBOR + 3.00%), 5/1/24		46,010	39,551,012

Term Loan, 8.36%, (3 mo. USD LIBOR + 4.00%), 5/1/24		13,349	11,913,703

Endure Digital, Inc., Term Loan, 6.698%, (1 mo. USD LIBOR + 3.50%), 2/10/28		31,575	27,056,096

Gainwell Acquisition Corp., Term Loan, 7.674%, (3 mo. USD LIBOR + 4.00%), 10/1/27		72,450	69,129,032

Go Daddy Operating Company, LLC:

Term Loan, 5.504%, (1 mo. USD LIBOR + 1.75%), 2/15/24		52,866	52,733,506

Term Loan, 5.754%, (1 mo. USD LIBOR + 2.00%), 8/10/27		9,897	9,758,449

Indy US Bidco, LLC:

Term Loan, 4.883%, (1 mo. EURIBOR + 3.75%), 3/6/28	EUR	6,493	5,779,974

Term Loan, 7.504%, (1 mo. USD LIBOR + 3.75%), 3/5/28		6,300	5,606,637

Informatica, LLC, Term Loan, 6.563%, (1 mo. USD LIBOR + 2.75%), 10/27/28		34,676	33,843,532

NAB Holdings, LLC, Term Loan, 6.703%, (SOFR + 3.00%), 11/23/28		18,461	17,752,854

Rackspace Technology Global, Inc., Term Loan, 5.617%, (3 mo. USD LIBOR + 2.75%), 2/15/28		13,623	8,736,972

Skopima Merger Sub, Inc., Term Loan, 7.754%, (1 mo. USD LIBOR + 4.00%), 5/12/28		8,826	8,252,041

team.blue Finco S.a.r.l.:

Term Loan, 4.893%, (3 mo. EURIBOR + 3.70%), 3/30/28	EUR	11,706	10,792,479

Term Loan, 4.943%, (3 mo. EURIBOR + 3.75%), 3/27/28	EUR	669	616,713

WEX, Inc., Term Loan, 6.004%, (1 mo. USD LIBOR + 2.25%), 3/31/28		4,383	4,304,194

			$353,043,116

Leisure Products — 0.5%

Accell Group N.V., Term Loan, 4.583%, (6 mo. EURIBOR + 4.50%), 9/14/29	EUR	3,500	$3,225,400

Amer Sports Oyj, Term Loan, 5.131%, (6 mo. EURIBOR + 4.50%), 3/30/26	EUR	20,475	17,907,455

38	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2022

Portfolio of Investments — continued

		Principal
		Amount*
Borrower/Description		(000’s omitted)	Value

Leisure Products (continued)

Fender Musical Instruments Corporation, Term Loan, 7.368%, (SOFR + 4.00%), 12/1/28		4,309	$3,630,517

Hayward Industries, Inc., Term Loan, 6.254%, (1 mo. USD LIBOR + 2.50%), 5/30/28		12,406	11,683,139

SRAM, LLC, Term Loan, 6.423%, (USD LIBOR + 2.75%), 5/18/28(8)		2,401	2,335,052

			$38,781,563

Life Sciences Tools & Services — 2.6%

Avantor Funding, Inc.:

Term Loan, 3.185%, (1 mo. EURIBOR + 2.50%), 6/12/28	EUR	21,528	$20,815,824

Term Loan, 6.004%, (1 mo. USD LIBOR + 2.25%), 11/8/27		21,670	21,249,831

Cambrex Corporation, Term Loan, 7.329%, (SOFR + 3.50%), 12/4/26		5,941	5,731,931

Catalent Pharma Solutions, Inc., Term Loan, 5.625%, (1 mo. USD LIBOR + 2.00%), 2/22/28		790	783,356

Curia Global, Inc., Term Loan, 8.163%, (USD LIBOR + 3.75%), 8/30/26(8)		19,617	18,039,004

ICON Luxembourg S.a.r.l., Term Loan, 5.938%, (3 mo. USD LIBOR + 2.25%), 7/3/28		58,701	58,211,457

IQVIA, Inc., Term Loan, 5.504%, (1 mo. USD LIBOR + 1.75%), 1/17/25		13,620	13,585,840

LGC Group Holdings, Ltd., Term Loan, 3.883%, (1 mo. EURIBOR + 2.75%), 4/21/27	EUR	4,025	3,599,823

Loire Finco Luxembourg S.a.r.l., Term Loan, 6.754%, (1 mo. USD LIBOR + 3.00%), 4/21/27		3,520	3,282,218

Packaging Coordinators Midco, Inc., Term Loan, 7.424%, (3 mo. USD LIBOR + 3.75%), 11/30/27		8,461	8,199,308

Parexel International Corporation, Term Loan, 7.004%, (1 mo. USD LIBOR + 3.25%), 11/15/28		10,837	10,466,908

PRA Health Sciences, Inc., Term Loan, 5.938%, (3 mo. USD LIBOR + 2.25%), 7/3/28		14,626	14,503,684

Sotera Health Holdings, LLC, Term Loan, 7.165%, (3 mo. USD LIBOR + 2.75%), 12/11/26		11,625	10,578,750

			$189,047,934

Machinery — 5.0%

AI Alpine AT Bidco GmbH, Term Loan, 4.731%, (6 mo. EURIBOR + 3.00%), 10/31/25	EUR	6,125	$5,515,823

AI Aqua Merger Sub, Inc., Term Loan, 6.858%, (SOFR + 3.75%), 7/31/28		14,771	13,774,121

Albion Financing 3 S.a.r.l., Term Loan, 9.575%, (3 mo. USD LIBOR + 5.25%), 8/17/26		20,197	19,137,013

Ali Group North America Corporation, Term Loan, 5.843%, (1 mo. USD LIBOR + 2.00%), 7/30/29		18,405	18,094,853

		Principal
		Amount*
Borrower/Description		(000’s omitted)	Value

Machinery (continued)

Alliance Laundry Systems, LLC, Term Loan, 7.409%, (3 mo. USD LIBOR + 3.50%), 10/8/27		5,549	$5,371,533

American Trailer World Corp., Term Loan, 7.579%, (SOFR + 3.75%), 3/3/28		22,867	20,824,861

Apex Tool Group, LLC, Term Loan, 8.624%, (SOFR + 5.25%), 2/8/29		26,255	22,808,743

Clark Equipment Company, Term Loan, 6.153%, (SOFR + 2.50%), 4/20/29		14,229	14,007,958

Conair Holdings, LLC, Term Loan, 7.424%, (3 mo. USD LIBOR + 3.75%), 5/17/28		26,309	22,275,174

CPM Holdings, Inc., Term Loan, 6.628%, (1 mo. USD LIBOR + 3.50%), 11/17/25		14,110	13,741,663

Delachaux Group S.A., Term Loan, 8.915%, (3 mo. USD LIBOR + 4.50%), 4/16/26		5,517	4,992,433

Engineered Machinery Holdings, Inc.:

Term Loan, 4.943%, (3 mo. EURIBOR + 3.75%), 5/21/28	EUR	12,004	10,755,521

Term Loan, 7.424%, (3 mo. USD LIBOR + 3.75%), 5/19/28		22,813	22,118,901

Term Loan - Second Lien, 9.674%, (3 mo. USD LIBOR + 6.00%), 5/21/29		2,000	1,891,250

EWT Holdings III Corp., Term Loan, 6.313%, (1 mo. USD LIBOR + 2.50%), 4/1/28		7,416	7,327,948

Filtration Group Corporation:

Term Loan, 4.633%, (3 mo. EURIBOR + 3.50%), 3/29/25	EUR	3,561	3,345,738

Term Loan, 6.754%, (1 mo. USD LIBOR + 3.00%), 3/29/25		17,176	16,853,895

Term Loan, 7.254%, (1 mo. USD LIBOR + 3.50%), 10/21/28		3,251	3,143,476

Gates Global, LLC:

Term Loan, 4.133%, (1 mo. EURIBOR + 3.00%), 4/1/24	EUR	6,914	6,490,736

Term Loan, 6.254%, (1 mo. USD LIBOR + 2.50%), 3/31/27		23,563	22,983,686

Granite Holdings US Acquisition Co., Term Loan, 7.688%, (3 mo. USD LIBOR + 4.00%), 9/30/26		8,020	7,842,605

Icebox Holdco III, Inc.:

Term Loan, 7.424%, (3 mo. USD LIBOR + 3.75%), 12/22/28		12,634	11,718,376

Term Loan, 7.58%, (3 mo. USD LIBOR + 3.75%), 12/22/28		2,627	2,436,675

Illuminate Buyer, LLC, Term Loan, 7.254%, (1 mo. USD LIBOR + 3.50%), 6/30/27		886	829,318

Madison IAQ, LLC, Term Loan, 6.815%, (3 mo. USD LIBOR + 3.25%), 6/21/28		43,495	39,580,357

Penn Engineering & Manufacturing Corp., Term Loan, 6.424%, (3 mo. USD LIBOR + 2.75%), 6/27/24		1,662	1,624,609

Titan Acquisition Limited, Term Loan, 5.877%, (6 mo. USD LIBOR + 3.00%), 3/28/25		30,197	27,651,971

39	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2022

Portfolio of Investments — continued

		Principal
		Amount*
Borrower/Description		(000’s omitted)	Value

Machinery (continued)

TK Elevator Topco GmbH, Term Loan, 4.256%, (1 mo. EURIBOR + 3.63%), 7/29/27	EUR	12,100	$11,016,143

Vertical US Newco, Inc., Term Loan, 6.871%, (6 mo. USD LIBOR + 3.50%), 7/30/27		6	5,934

Zephyr German BidCo GmbH, Term Loan, 4.216%, (3 mo. EURIBOR + 3.40%), 3/10/28	EUR	13,675	12,489,484

			$370,650,798

Media — 2.6%

Axel Springer SE, Term Loan, 5.816%, (3 mo. EURIBOR + 4.75%), 12/18/26	EUR	9,800	$9,273,241

Charter Communications Operating, LLC, Term Loan, 5.51%, (1 mo. USD LIBOR + 1.75%), 2/1/27		8,949	8,800,114

CSC Holdings, LLC:

Term Loan, 5.662%, (1 mo. USD LIBOR + 2.25%), 7/17/25		43,629	42,374,695

Term Loan, 5.662%, (1 mo. USD LIBOR + 2.25%), 1/15/26		5,648	5,476,919

Diamond Sports Group, LLC:

Term Loan, 11.208%, (SOFR + 8.10%), 5/26/26		5,928	5,715,012

Term Loan - Second Lien, 6.458%, (SOFR + 3.35%), 8/24/26		28,513	5,705,654

Entravision Communications Corporation, Term Loan, 6.504%, (1 mo. USD LIBOR + 2.75%), 11/29/24		7,998	7,837,550

Gray Television, Inc., Term Loan, 5.628%, (1 mo. USD LIBOR + 2.50%), 1/2/26		3,553	3,501,623

Hubbard Radio, LLC, Term Loan, 8.01%, (1 mo. USD LIBOR + 4.25%), 3/28/25		8,179	6,761,447

iHeartCommunications, Inc.:

Term Loan, 6.754%, (1 mo. USD LIBOR + 3.00%), 5/1/26		1,127	1,067,305

Term Loan, 7.004%, (1 mo. USD LIBOR + 3.25%), 5/1/26		3,165	3,001,646

Magnite, Inc., Term Loan, 8.642%, (USD LIBOR + 5.00%), 4/28/28(8)		6,567	6,205,697

Mission Broadcasting, Inc., Term Loan, 5.628%, (1 mo. USD LIBOR + 2.50%), 6/2/28		4,049	4,016,696

MJH Healthcare Holdings, LLC, Term Loan, 7.329%, (SOFR + 3.50%), 1/28/29		3,980	3,781,000

Nexstar Broadcasting, Inc., Term Loan, 6.254%, (1 mo. USD LIBOR + 2.50%), 9/18/26		1,285	1,274,439

Recorded Books, Inc., Term Loan, 7.578%, (SOFR + 4.00%), 8/29/25		19,758	19,247,697

Sinclair Television Group, Inc.:

Term Loan, 6.26%, (1 mo. USD LIBOR + 2.50%), 9/30/26		5,361	5,078,018

Term Loan, 6.76%, (1 mo. USD LIBOR + 3.00%), 4/1/28		25,444	23,700,673

	Principal
	Amount*
Borrower/Description	(000’s omitted)	Value

Media (continued)

Univision Communications, Inc.:

Term Loan, 6.504%, (1 mo. USD LIBOR + 2.75%), 3/15/24	7,611	$7,594,693

Term Loan, 7.004%, (1 mo. USD LIBOR + 3.25%), 3/15/26	23,431	22,769,800

		$193,183,919

Metals/Mining — 0.7%

American Consolidated Natural Resources, Inc., Term Loan, 20.33%, (3 mo. USD LIBOR + 16.00%), 17.33% cash, 3.00% PIK, 9/16/25	353	$355,165

Dynacast International, LLC:

Term Loan, 7.48%, (3 mo. USD LIBOR + 4.50%), 7/22/25	16,535	14,095,665

Term Loan, 11.98%, (3 mo. USD LIBOR + 9.00%), 10/22/25	2,956	2,512,474

WireCo WorldGroup, Inc., Term Loan, 7.188%, (3 mo. USD LIBOR + 4.25%), 11/13/28	9,555	9,356,098

Zekelman Industries, Inc., Term Loan, 5.604%, (3 mo. USD LIBOR + 2.00%), 1/24/27	27,021	26,300,880

		$52,620,282

Oil, Gas & Consumable Fuels — 2.0%

Buckeye Partners, L.P., Term Loan, 5.365%, (1 mo. USD LIBOR + 2.25%), 11/1/26	7,670	$7,593,766

Centurion Pipeline Company, LLC:

Term Loan, 7.004%, (1 mo. USD LIBOR + 3.25%), 9/29/25	3,362	3,328,442

Term Loan, 7.754%, (1 mo. USD LIBOR + 4.00%), 9/28/25	2,000	1,975,315

CITGO Petroleum Corporation, Term Loan, 10.004%, (1 mo. USD LIBOR + 6.25%), 3/28/24	28,221	28,295,825

Delek US Holdings, Inc., Term Loan, 9.254%, (1 mo. USD LIBOR + 5.50%), 3/31/25	5,119	5,077,160

Freeport LNG Investments, LLLP, Term Loan, 7.743%, (3 mo. USD LIBOR + 3.50%), 12/21/28	18,707	17,556,404

GIP II Blue Holding, L.P, Term Loan, 8.174%, (3 mo. USD LIBOR + 4.50%), 9/29/28	20,357	20,223,854

Matador Bidco S.a.r.l., Term Loan, 8.254%, (1 mo. USD LIBOR + 4.50%), 10/15/26	34,028	33,390,126

Oryx Midstream Services Permian Basin, LLC, Term Loan, 6.211%, (3 mo. USD LIBOR + 3.25%), 10/5/28	6,625	6,540,377

Oxbow Carbon, LLC, Term Loan, 7.878%, (3 mo. USD LIBOR + 4.25%), 10/17/25	6,355	6,336,218

40	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2022

Portfolio of Investments — continued

		Principal
		Amount*
Borrower/Description		(000’s omitted)	Value

Oil, Gas & Consumable Fuels (continued)

QuarterNorth Energy Holding, Inc., Term Loan - Second Lien, 11.754%, (1 mo. USD LIBOR + 8.00%), 8/27/26		7,607	$7,588,345

UGI Energy Services, LLC, Term Loan, 7.254%, (1 mo. USD LIBOR + 3.50%), 8/13/26		10,760	10,721,842

			$148,627,674

Personal Products — 0.6%

HLF Financing S.a.r.l., Term Loan, 6.254%, (1 mo. USD LIBOR + 2.50%), 8/18/25		23,453	$22,658,684

Rainbow Finco S.a.r.l., Term Loan, 4.658%, (6 mo. EURIBOR + 3.75%), 2/24/29	EUR	14,875	13,885,573

Sunshine Luxembourg VII S.a.r.l., Term Loan, 7.424%, (3 mo. USD LIBOR + 3.75%), 10/1/26		10,963	10,449,341

			$46,993,598

Pharmaceuticals — 2.0%

Aenova Holding GmbH, Term Loan, 5.034%, (6 mo. EURIBOR + 4.50%), 3/6/26	EUR	4,075	$3,503,592

AI Sirona (Luxembourg) Acquisition S.a.r.l., Term Loan, 4.383%, (1 mo. EURIBOR + 3.25%), 9/29/25	EUR	12,550	11,658,382

Akorn, Inc., Term Loan, 11.243%, (3 mo. USD LIBOR + 7.50%), 10/1/25		3,363	3,194,693

Amneal Pharmaceuticals, LLC, Term Loan, 7.251%, (USD LIBOR + 3.50%), 5/4/25(8)		19,101	16,381,914

Bausch Health Companies, Inc., Term Loan, 8.624%, (SOFR + 5.25%), 2/1/27		19,416	14,596,425

Elanco Animal Health Incorporated, Term Loan, 4.878%, (1 mo. USD LIBOR + 1.75%), 8/1/27		3,152	3,045,478

Horizon Therapeutics USA, Inc.:

Term Loan, 5.375%, (1 mo. USD LIBOR + 1.75%), 3/15/28		18,567	18,236,530

Term Loan, 5.625%, (1 mo. USD LIBOR + 2.00%), 5/22/26		13,469	13,246,881

Jazz Financing Lux S.a.r.l., Term Loan, 7.254%, (1 mo. USD LIBOR + 3.50%), 5/5/28		8,411	8,327,955

Mallinckrodt International Finance S.A.:

Term Loan, 8.733%, (3 mo. USD LIBOR + 5.25%), 9/30/27		39,004	31,764,179

Term Loan, 8.983%, (3 mo. USD LIBOR + 5.50%), 9/30/27		12,395	10,122,805

PharmaZell GmbH, Term Loan, 5.193%, (1 mo. EURIBOR + 4.00%), 5/12/27	EUR	1,950	1,840,368

Recipharm AB, Term Loan, 3.539%, (3 mo. EURIBOR + 3.20%), 2/17/28	EUR	15,275	13,661,441

			$149,580,643

		Principal
		Amount*
Borrower/Description		(000’s omitted)	Value

Professional Services — 2.0%

AlixPartners, LLP, Term Loan, 4.443%, (3 mo. EURIBOR + 3.25%), 2/4/28	EUR	4,137	$3,873,749

APFS Staffing Holdings, Inc., Term Loan, 8.044%, (SOFR + 4.00%), 12/29/28(8)		3,980	3,860,600

Blitz 20-487 GmbH, Term Loan, 4.805%, (3 mo. EURIBOR + 3.20%), 4/28/28	EUR	10,525	9,790,250

Brown Group Holding, LLC:

Term Loan, 6.254%, (1 mo. USD LIBOR + 2.50%), 6/7/28		12,357	12,027,781

Term Loan, 7.419%, (SOFR + 3.75%), 7/2/29		3,950	3,912,475

CoreLogic, Inc., Term Loan, 7.313%, (1 mo. USD LIBOR + 3.50%), 6/2/28		22,523	16,596,903

Deerfield Dakota Holding, LLC, Term Loan, 7.479%, (SOFR + 3.75%), 4/9/27		18,339	17,390,398

EAB Global, Inc., Term Loan, 7.254%, (1 mo. USD LIBOR + 3.50%), 8/16/28		15,855	15,177,378

Employbridge, LLC, Term Loan, 8.424%, (3 mo. USD LIBOR + 4.75%), 7/19/28		23,042	19,766,955

First Advantage Holdings, LLC, Term Loan, 6.504%, (1 mo. USD LIBOR + 2.75%), 1/31/27		3,606	3,566,278

Rockwood Service Corporation, Term Loan, 8.004%, (1 mo. USD LIBOR + 4.25%), 1/23/27		6,306	6,164,093

Trans Union, LLC, Term Loan, 6.004%, (1 mo. USD LIBOR + 2.25%), 12/1/28		34,751	34,259,056

Vaco Holdings, LLC, Term Loan, 8.708%, (SOFR + 5.00%), 1/21/29(8)		3,970	3,880,675

			$150,266,591

Real Estate Management & Development — 0.7%

Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 6.504%, (1 mo. USD LIBOR + 2.75%), 8/21/25		36,918	$36,176,064

RE/MAX International, Inc., Term Loan, 6.313%, (1 mo. USD LIBOR + 2.50%), 7/21/28		18,071	17,099,920

			$53,275,984

Road & Rail — 2.2%

Avis Budget Car Rental, LLC, Term Loan, 5.51%, (1 mo. USD LIBOR + 1.75%), 8/6/27		2,450	$2,378,431

Grab Holdings, Inc., Term Loan, 8.26%, (1 mo. USD LIBOR + 4.50%), 1/29/26		50,114	47,365,791

Hertz Corporation, (The):

Term Loan, 7.01%, (1 mo. USD LIBOR + 3.25%), 6/30/28		14,562	14,070,175

Term Loan, 7.01%, (1 mo. USD LIBOR + 3.25%), 6/30/28		2,779	2,685,252

Kenan Advantage Group, Inc., Term Loan, 7.504%, (1 mo. USD LIBOR + 3.75%), 3/24/26		23,397	22,370,539

41	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2022

Portfolio of Investments — continued

		Principal
		Amount*
Borrower/Description		(000’s omitted)	Value

Road & Rail (continued)

Uber Technologies, Inc.:

Term Loan, 6.57%, (3 mo. USD LIBOR + 3.50%), 4/4/25		54,492	$54,173,793

Term Loan, 6.57%, (3 mo. USD LIBOR + 3.50%), 2/25/27		14,283	14,154,194

XPO Logistics, Inc., Term Loan, 4.936%, (1 mo. USD LIBOR + 1.75%), 2/24/25		2,789	2,752,602

			$159,950,777

Semiconductors & Semiconductor Equipment — 1.5%

Altar Bidco, Inc.:

Term Loan, 5.368%, (SOFR + 3.35%), 2/1/29(8)		26,035	$24,423,850

Term Loan - Second Lien, 7.355%, (SOFR + 5.60%), 2/1/30		7,300	6,302,331

Bright Bidco B.V., Term Loan, 12.094%, (SOFR + 8.00%), 10/31/27		4,040	3,615,404

Entegris, Inc., Term Loan, 5.708%, (SOFR + 3.00%), 7/6/29		2,500	2,491,015

MACOM Technology Solutions Holdings, Inc., Term Loan, 6.004%, (1 mo. USD LIBOR + 2.25%), 5/17/24		1,630	1,602,785

MaxLinear, Inc., Term Loan, 5.882%, (1 mo. USD LIBOR + 2.25%), 6/23/28		3,900	3,831,750

MKS Instruments, Inc.:

Term Loan, 3.913%, (1 mo. EURIBOR + 3.00%), 8/17/29	EUR	6,075	5,838,518

Term Loan, 6.317%, (SOFR + 2.75%), 8/17/29		53,430	52,400,350

Synaptics Incorporated, Term Loan, 4.356%, (3 mo. USD LIBOR + 2.25%), 12/2/28		3,205	3,173,012

Ultra Clean Holdings, Inc., Term Loan, 7.504%, (1 mo. USD LIBOR + 3.75%), 8/27/25		3,137	3,105,832

			$106,784,847

Software — 19.8%

Applied Systems, Inc.:

Term Loan, 6.674%, (3 mo. USD LIBOR + 3.00%), 9/19/24		58,822	$58,171,324

Term Loan - Second Lien, 9.174%, (3 mo. USD LIBOR + 5.50%), 9/19/25		3,903	3,856,225

AppLovin Corporation:

Term Loan, 6.674%, (3 mo. USD LIBOR + 3.00%), 10/25/28		19,403	18,741,612

Term Loan, 7.004%, (1 mo. USD LIBOR + 3.25%), 8/15/25		51,653	50,611,495

Aptean, Inc.:

Term Loan, 7.32%, (3 mo. USD LIBOR + 4.25%), 4/23/26		32,604	31,299,597

Term Loan - Second Lien, 10.07%, (3 mo. USD LIBOR + 7.00%), 4/23/27		6,500	6,207,500

		Principal
		Amount*
Borrower/Description		(000’s omitted)	Value

Software (continued)

AQA Acquisition Holding, Inc., Term Loan, 7.32%, (3 mo. USD LIBOR + 4.25%), 3/3/28		5,227	$5,024,480

Astra Acquisition Corp.:

Term Loan, 9.004%, (1 mo. USD LIBOR + 5.25%), 10/25/28		14,219	12,394,029

Term Loan - Second Lien, 12.629%, (1 mo. USD LIBOR + 8.88%), 10/25/29		21,995	20,125,161

Banff Merger Sub, Inc.:

Term Loan, 5.133%, (3 mo. EURIBOR + 4.00%), 10/2/25	EUR	5,969	5,555,342

Term Loan, 7.504%, (1 mo. USD LIBOR + 3.75%), 10/2/25		24,175	23,290,501

Term Loan - Second Lien, 9.254%, (1 mo. USD LIBOR + 5.50%), 2/27/26		15,700	14,463,625

Cast and Crew Payroll, LLC:

Term Loan, 7.254%, (1 mo. USD LIBOR + 3.50%), 2/9/26		9,464	9,325,777

Term Loan, 7.478%, (SOFR + 3.75%), 12/29/28		6,501	6,413,516

CDK Global, Inc., Term Loan, 8.112%, (SOFR + 4.50%), 7/6/29		37,725	37,012,412

CentralSquare Technologies, LLC, Term Loan, 7.424%, (3 mo. USD LIBOR + 3.75%), 8/29/25		22,190	19,327,722

Ceridian HCM Holding, Inc., Term Loan, 6.254%, (1 mo. USD LIBOR + 2.50%), 4/30/25		22,798	22,116,842

Cloudera, Inc.:

Term Loan, 7.504%, (1 mo. USD LIBOR + 3.75%), 10/8/28		34,192	31,969,169

Term Loan - Second Lien, 9.754%, (1 mo. USD LIBOR + 6.00%), 10/8/29		9,450	7,843,500

ConnectWise, LLC, Term Loan, 7.174%, (3 mo. USD LIBOR + 3.50%), 9/29/28		18,221	17,273,131

Constant Contact, Inc., Term Loan, 7.909%, (3 mo. USD LIBOR + 4.00%), 2/10/28		15,503	13,495,245

Cornerstone OnDemand, Inc., Term Loan, 7.504%, (1 mo. USD LIBOR + 3.75%), 10/16/28		17,164	14,417,550

Delta TopCo, Inc., Term Loan, 5.836%, (3 mo. USD LIBOR + 3.75%), 12/1/27		16,679	15,271,395

E2open, LLC, Term Loan, 6.644%, (3 mo. USD LIBOR + 3.50%), 2/4/28		20,268	19,799,785

ECI Macola Max Holding, LLC, Term Loan, 7.424%, (3 mo. USD LIBOR + 3.75%), 11/9/27		29,575	28,675,857

Epicor Software Corporation:

Term Loan, 7.004%, (1 mo. USD LIBOR + 3.25%), 7/30/27		70,465	67,056,419

Term Loan - Second Lien, 11.504%, (1 mo. USD LIBOR + 7.75%), 7/31/28		7,650	7,535,250

Finastra USA, Inc.:

Term Loan, 6.871%, (3 mo. USD LIBOR + 3.50%), 6/13/24		62,749	56,991,893

42	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2022

Portfolio of Investments — continued

		Principal
		Amount*
Borrower/Description		(000’s omitted)	Value

Software (continued)

Finastra USA, Inc.: (continued)

Term Loan - Second Lien, 10.621%, (6 mo. USD LIBOR + 7.25%), 6/13/25		29,000	$21,677,500

Fiserv Investment Solutions, Inc., Term Loan, 6.961%, (3 mo. USD LIBOR + 4.00%), 2/18/27		6,509	6,163,289

GoTo Group, Inc., Term Loan, 8.322%, (1 mo. USD LIBOR + 4.75%), 8/31/27		28,641	18,473,273

Hyland Software, Inc.:

Term Loan, 7.254%, (1 mo. USD LIBOR + 3.50%), 7/1/24		57,743	56,407,693

Term Loan - Second Lien, 10.004%, (1 mo. USD LIBOR + 6.25%), 7/7/25		7,940	7,632,449

IGT Holding IV AB:

Term Loan, 4.093%, (3 mo. EURIBOR + 2.90%), 3/31/28	EUR	6,205	5,689,679

Term Loan, 7.074%, (3 mo. USD LIBOR + 3.40%), 3/31/28		1,674	1,627,967

Imperva, Inc., Term Loan, 6.921%, (3 mo. USD LIBOR + 4.00%), 1/12/26		4,950	4,004,611

Ivanti Software, Inc.:

Term Loan, 7.332%, (3 mo. USD LIBOR + 4.25%), 12/1/27		18,420	13,906,775

Term Loan - Second Lien, 10.332%, (3 mo. USD LIBOR + 7.25%), 12/1/28		9,000	6,045,003

MA FinanceCo., LLC, Term Loan, 7.418%, (3 mo. USD LIBOR + 4.25%), 6/5/25		14,307	14,235,912

Magenta Buyer, LLC:

Term Loan, 9.17%, (3 mo. USD LIBOR + 4.75%), 7/27/28		56,497	49,558,060

Term Loan - Second Lien, 12.67%, (3 mo. USD LIBOR + 8.25%), 7/27/29		17,275	14,914,078

Marcel LUX IV S.a.r.l.:

Term Loan, 4.693%, (3 mo. EURIBOR + 3.50%), 3/16/26	EUR	9,150	8,584,709

Term Loan, 6.979%, (SOFR + 3.25%), 3/15/26		11,824	11,616,805

Term Loan, 7.125%, (SOFR + 4.00%), 12/31/27		910	894,050

Maverick Bidco, Inc.:

Term Loan, 8.165%, (3 mo. USD LIBOR + 3.75%), 5/18/28		12,035	11,463,778

Term Loan - Second Lien, 11.165%, (3 mo. USD LIBOR + 6.75%), 5/18/29		3,325	3,125,500

McAfee, LLC:

Term Loan, 5.604%, (EURIBOR + 4.00%), 3/1/29(8)	EUR	17,307	15,987,279

Term Loan, 6.87%, (SOFR + 3.75%), 3/1/29		40,349	36,885,610

Mediaocean, LLC, Term Loan, 7.254%, (1 mo. USD LIBOR + 3.50%), 12/15/28		5,597	5,275,055

MH Sub I, LLC, Term Loan, 7.504%, (1 mo. USD LIBOR + 3.75%), 9/13/24		5,271	5,084,527

		Principal
		Amount*
Borrower/Description		(000’s omitted)	Value

Software (continued)

Mitnick Corporate Purchaser, Inc., Term Loan, 8.944%, (SOFR + 4.75%), 5/2/29		7,500	$7,164,375

N-Able International Holdings II, LLC, Term Loan, 6.07%, (3 mo. USD LIBOR + 3.00%), 7/19/28		1,648	1,598,736

NortonLifeLock, Inc., Term Loan, 5.829%, (SOFR + 2.00%), 9/12/29		4,400	4,304,142

Panther Commercial Holdings, L.P., Term Loan, 8.665%, (3 mo. USD LIBOR + 4.25%), 1/7/28		23,327	21,125,511

Polaris Newco, LLC:

Term Loan, 5.193%, (3 mo. EURIBOR + 4.00%), 6/2/28	EUR	9,257	8,522,641

Term Loan, 7.674%, (3 mo. USD LIBOR + 4.00%), 6/2/28		7,850	7,198,684

Proofpoint, Inc.:

Term Loan, 6.32%, (3 mo. USD LIBOR + 3.25%), 8/31/28		55,771	53,165,441

Term Loan - Second Lien, 9.32%, (3 mo. USD LIBOR + 6.25%), 8/31/29		2,070	2,009,624

Quest Software US Holdings, Inc., Term Loan, 8.494%, (SOFR + 4.25%), 2/1/29		32,269	23,991,191

RealPage, Inc., Term Loan, 6.754%, (1 mo. USD LIBOR + 3.00%), 4/24/28		31,169	29,361,024

Red Planet Borrower, LLC, Term Loan, 7.504%, (1 mo. USD LIBOR + 3.75%), 10/2/28		16,783	10,357,499

Redstone Holdco 2 L.P., Term Loan, 9.108%, (3 mo. USD LIBOR + 4.75%), 4/27/28		20,908	15,187,125

Sabre GLBL, Inc.:

Term Loan, 7.254%, (1 mo. USD LIBOR + 3.50%), 12/17/27		8,649	7,762,318

Term Loan, 7.254%, (1 mo. USD LIBOR + 3.50%), 12/17/27		5,426	4,869,528

Term Loan, 8.079%, (SOFR + 4.25%), 6/30/28		3,949	3,517,108

Seattle Spinco, Inc., Term Loan, 6.504%, (1 mo. USD LIBOR + 2.75%), 6/21/24		14,726	14,609,280

SkillSoft Corporation, Term Loan, 8.473%, (SOFR + 5.25%), 7/14/28		11,509	9,569,819

SolarWinds Holdings, Inc., Term Loan, 6.504%, (1 mo. USD LIBOR + 2.75%), 2/5/24		55,099	54,664,204

Sophia, L.P., Term Loan, 7.174%, (3 mo. USD LIBOR + 3.50%), 10/7/27		33,197	32,076,179

Sovos Compliance, LLC, Term Loan, 8.254%, (1 mo. USD LIBOR + 4.50%), 8/11/28		13,258	12,870,899

Sportradar Capital S.a.r.l., Term Loan, 4.443%, (1 mo. EURIBOR + 3.50%), 11/22/27	EUR	8,408	7,976,957

SS&C European Holdings S.a.r.l., Term Loan, 5.504%, (1 mo. USD LIBOR + 1.75%), 4/16/25		5,299	5,196,807

SS&C Technologies, Inc.:

Term Loan, 5.504%, (1 mo. USD LIBOR + 1.75%), 4/16/25		6,528	6,401,620

43	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2022

Portfolio of Investments — continued

		Principal
		Amount*
Borrower/Description		(000’s omitted)	Value

Software (continued)

SS&C Technologies, Inc.: (continued)

Term Loan, 5.504%, (1 mo. USD LIBOR + 1.75%), 4/16/25		5,089	$4,984,649

Term Loan, 6.079%, (SOFR + 2.25%), 3/22/29		3,726	3,663,806

Term Loan, 6.079%, (SOFR + 2.25%), 3/22/29		5,615	5,520,515

SurveyMonkey, Inc., Term Loan, 7.51%, (1 mo. USD LIBOR + 3.75%), 10/10/25		9,541	9,255,035

Turing Midco, LLC, Term Loan, 6.504%, (1 mo. USD LIBOR + 2.75%), 3/23/28		988	973,228

Ultimate Software Group, Inc. (The):

Term Loan, 6.998%, (3 mo. USD LIBOR + 3.25%), 5/4/26		57,158	55,287,181

Term Loan, 7.504%, (1 mo. USD LIBOR + 3.75%), 5/4/26		21,191	20,642,507

Term Loan - Second Lien, 8.998%, (1 mo. USD LIBOR + 5.25%), 5/3/27		5,550	5,138,373

Veritas US, Inc., Term Loan, 8.674%, (3 mo. USD LIBOR + 5.00%), 9/1/25		20,046	16,053,322

Vision Solutions, Inc., Term Loan, 8.358%, (3 mo. USD LIBOR + 4.00%), 4/24/28		39,657	33,807,894

VS Buyer, LLC, Term Loan, 6.754%, (1 mo. USD LIBOR + 3.00%), 2/28/27		17,472	17,035,560

			$1,459,382,738

Specialty Retail — 2.7%

Belron Finance US, LLC, Term Loan, 5.375%, (3 mo. USD LIBOR + 2.50%), 4/13/28		8,594	$8,471,925

Belron Luxembourg S.a.r.l., Term Loan, 2.769%, (3 mo. EURIBOR + 2.50%), 4/13/28	EUR	3,925	3,634,026

Boels Topholding B.V., Term Loan, 3.571%, (3 mo. EURIBOR + 3.25%), 2/6/27	EUR	8,800	8,255,245

David’s Bridal, Inc.:

Term Loan, 9.754%, (1 mo. USD LIBOR + 6.00%), 6/30/23		3,272	3,062,617

Term Loan, 14.28%, (3 mo. USD LIBOR + 10.00%), 9.28% cash, 5.00% PIK, 6/23/23		2,730	2,631,001

Great Outdoors Group, LLC, Term Loan, 7.504%, (1 mo. USD LIBOR + 3.75%), 3/6/28		48,192	45,521,760

Harbor Freight Tools USA, Inc., Term Loan, 6.504%, (1 mo. USD LIBOR + 2.75%), 10/19/27		40,641	38,197,055

L1R HB Finance Limited:

Term Loan, 6.016%, (6 mo. EURIBOR + 4.25%), 9/2/24	EUR	8,523	6,337,964

Term Loan, 7.217%, (SONIA + 5.25%), 9/2/24	GBP	6,773	5,864,148

Les Schwab Tire Centers, Term Loan, 6.58%, (3 mo. USD LIBOR + 3.25%), 11/2/27		34,391	33,488,514

LIDS Holdings, Inc., Term Loan, 8.99%, (SOFR + 5.50%), 12/14/26		6,412	5,419,826

		Principal
		Amount*
Borrower/Description		(000’s omitted)	Value

Specialty Retail (continued)

Mattress Firm, Inc., Term Loan, 8.433%, (3 mo. USD LIBOR + 4.25%), 9/25/28		18,290	$15,712,459

PetSmart, Inc., Term Loan, 7.50%, (1 mo. USD LIBOR + 3.75%), 2/11/28		23,305	22,484,038

			$199,080,578

Technology Hardware, Storage & Peripherals — 0.1%

NCR Corporation, Term Loan, 6.92%, (3 mo. USD LIBOR + 2.50%), 8/28/26		9,022	$8,690,879

			$8,690,879

Thrifts & Mortgage Finance — 0.2%

Ditech Holding Corporation, Term Loan, 0.00%, 6/30/23(11)		18,677	$2,334,566

Walker & Dunlop, Inc., Term Loan, 6.079%, (SOFR + 2.25%), 12/16/28		14,118	13,906,538

			$16,241,104

Trading Companies & Distributors — 3.2%

American Builders & Contractors Supply Co., Inc., Term Loan, 5.754%, (1 mo. USD LIBOR + 2.00%), 1/15/27		23,057	$22,633,586

Avolon TLB Borrower 1 (US), LLC:

Term Loan, 5.239%, (1 mo. USD LIBOR + 1.75%), 1/15/25		22,425	22,048,861

Term Loan, 5.739%, (1 mo. USD LIBOR + 2.25%), 12/1/27		16,979	16,692,294

Beacon Roofing Supply, Inc., Term Loan, 6.004%, (1 mo. USD LIBOR + 2.25%), 5/19/28		5,225	5,120,745

Core & Main L.P., Term Loan, 6.528%, (USD LIBOR + 2.50%), 7/27/28(8)		11,815	11,552,815

DXP Enterprises, Inc., Term Loan, 8.504%, (1 mo. USD LIBOR + 4.75%), 12/16/27		5,158	4,930,848

Electro Rent Corporation, Term Loan, 9.278%, (3 mo. USD LIBOR + 5.00%), 1/31/24		22,153	20,915,667

Hillman Group, Inc. (The):

Term Loan, 3.034%, (1 mo. USD LIBOR + 2.75%), 7/14/28(9)		988	946,653

Term Loan, 6.326%, (1 mo. USD LIBOR + 2.75%), 7/14/28		4,088	3,915,885

Park River Holdings, Inc., Term Loan, 6.993%, (3 mo. USD LIBOR + 3.25%), 12/28/27		12,810	10,916,001

Patagonia Bidco Limited:

Term Loan, 6.94%, (SONIA + 5.25%), 3/5/29	GBP	16,965	16,148,393

Term Loan, 6.94%, (SONIA + 5.25%), 3/5/29	GBP	3,085	2,936,071

Quimper AB, Term Loan, 4.085%, (3 mo. EURIBOR + 2.93%), 2/16/26	EUR	27,350	24,956,425

44	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2022

Portfolio of Investments — continued

	Principal
	Amount*
Borrower/Description	(000’s omitted)	Value

Trading Companies & Distributors (continued)

SiteOne Landscape Supply, LLC, Term Loan, 5.76%, (1 mo. USD LIBOR + 2.00%), 3/23/28	3,802	$3,769,999

Spin Holdco, Inc., Term Loan, 7.144%, (3 mo. USD LIBOR + 4.00%), 3/4/28	54,340	48,111,099

SRS Distribution, Inc.:

Term Loan, 7.254%, (1 mo. USD LIBOR + 3.50%), 6/2/28	16,460	15,332,165

Term Loan, 7.329%, (SOFR + 3.50%), 6/2/28	5,409	5,037,248

		$235,964,755

Wireless Telecommunication Services — 0.4%

CCI Buyer, Inc., Term Loan, 7.553%, (SOFR + 4.00%), 12/17/27	17,095	$16,435,967

Digicel International Finance Limited, Term Loan, 7.004%, (1 mo. USD LIBOR + 3.25%), 5/28/24	19,120	16,459,132

		$32,895,099

Total Senior Floating-Rate Loans (identified cost $8,971,504,229)		$8,161,228,360

Warrants — 0.0%
Security	Shares	Value

Leisure Goods/Activities/Movies — 0.0%

Cineworld Group PLC, Exp. 11/23/25(5)(6)	2,180,552	$0

		$0

Retailers (Except Food and Drug) — 0.0%

David’s Bridal, LLC, Exp. 11/26/22(4)(5)(6)	37,742	$0

		$0

Total Warrants (identified cost $0)		$0

Short-Term Investments — 1.2%
Security	Shares	Value

Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 2.88%(12)	86,209,963	$86,209,963

Total Short-Term Investments (identified cost $86,209,963)		$86,209,963

Total Investments — 125.2% (identified cost $10,212,887,319)		$9,226,575,107

Less Unfunded Loan Commitments — (0.2)%		$(17,523,253)

Net Investments — 125.0% (identified cost $10,195,364,066)		$9,209,051,854

Other Assets, Less Liabilities — (25.0)%		$(1,839,546,663)

Net Assets — 100.0%		$7,369,505,191

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2022, the aggregate value of these securities is $896,742,046 or 12.2% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2022.

(3)	Amount is less than 0.05%.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(5)	Non-income producing security.

(6)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(7)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

45	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2022

Portfolio of Investments — continued

(8)

The stated interest rate represents the weighted average interest rate at October 31, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(9)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At October 31, 2022, the total value of unfunded loan commitments is $15,328,757. See Note 1F for description.

(10)	This Senior Loan will settle after October 31, 2022, at which time the interest rate will be determined.

(11)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(12)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of October 31, 2022.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	306,654,284	EUR	312,407,318	Standard Chartered Bank	11/2/22	$—	$(2,082,158)

USD	309,418,873	EUR	312,407,318	Standard Chartered Bank	12/2/22	25,127	—

USD	48,337,258	EUR	49,530,320	Bank of America, N.A.	12/30/22	—	(856,678)

USD	48,348,269	EUR	49,530,320	State Street Bank and Trust Company	12/30/22	—	(845,668)

USD	60,722,247	EUR	62,214,875	State Street Bank and Trust Company	12/30/22	—	(1,070,098)

USD	48,086,789	EUR	49,530,320	State Street Bank and Trust Company	12/30/22	—	(1,107,148)

USD	72,531,601	EUR	74,295,480	State Street Bank and Trust Company	12/30/22	—	(1,259,304)

USD	38,429,945	EUR	38,223,260	Bank of America, N.A.	1/31/23	373,090	—

USD	24,057,737	EUR	23,889,538	Bank of America, N.A.	1/31/23	272,203	—

USD	24,035,369	EUR	23,889,538	Bank of America, N.A.	1/31/23	249,835	—

USD	24,085,284	EUR	23,889,538	Standard Chartered Bank	1/31/23	299,750	—

USD	3,860,661	EUR	3,830,163	Standard Chartered Bank	1/31/23	47,172	—

USD	41,724,966	EUR	41,447,006	State Street Bank and Trust Company	1/31/23	458,401	—

USD	38,484,516	EUR	38,223,260	State Street Bank and Trust Company	1/31/23	427,662	—

USD	38,459,984	EUR	38,223,260	State Street Bank and Trust Company	1/31/23	403,130	—

USD	38,426,176	EUR	38,223,260	State Street Bank and Trust Company	1/31/23	369,321	—

USD	24,034,309	EUR	23,889,538	State Street Bank and Trust Company	1/31/23	248,774	—

USD	29,828,199	GBP	25,674,364	State Street Bank and Trust Company	1/31/23	294,754	—

USD	22,633,338	GBP	19,506,055	State Street Bank and Trust Company	1/31/23	195,352	—

						$3,664,571	$(7,221,054)

Abbreviations:

DIP	–	Debtor In Possession

EURIBOR	–	Euro Interbank Offered Rate

LIBOR	–	London Interbank Offered Rate

LOC	–	Letter of Credit

OTC	–	Over-the-counter

PIK	–	Payment In Kind

SOFR	–	Secured Overnight Financing Rate

SONIA	–	Sterling Overnight Interbank Average

Currency Abbreviations:

EUR	–	Euro

GBP	–	British Pound Sterling

USD	–	United States Dollar

46	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2022

Statement of Assets and Liabilities

Assets	October 31, 2022

Unaffiliated investments, at value (identified cost $10,109,154,103)	$9,122,841,891

Affiliated investment, at value (identified cost $86,209,963)	86,209,963

Cash	74,833,804

Deposits for derivatives collateral — forward foreign currency exchange contracts	10,190,000

Foreign currency, at value (identified cost $2,587,299)	2,584,254

Interest receivable	46,051,289

Dividends receivable from affiliated investment	295,562

Receivable for investments sold	131,742,983

Receivable for open forward foreign currency exchange contracts	3,664,571

Prepaid upfront fees on notes payable	1,470,929

Prepaid expenses	91,621

Total assets	$9,479,976,867

Liabilities

Notes payable	$2,075,000,000

Payable for investments purchased	17,782,879

Payable for open forward foreign currency exchange contracts	7,221,054

Payable to affiliates:

Investment adviser fee	3,342,669

Trustees’ fees	9,042

Accrued expenses	7,116,032

Total liabilities	$2,110,471,676

Net Assets applicable to investors’ interest in Portfolio	$7,369,505,191

47	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2022

Statement of Operations

Investment Income	Year Ended October 31, 2022

Dividend income	$3,511,633

Dividend income from affiliated investments	1,174,436

Interest and other income	536,679,907

Total investment income	$541,365,976

Expenses

Investment adviser fee	$43,097,659

Trustees’ fees and expenses	108,500

Custodian fee	1,660,753

Legal and accounting services	296,208

Interest expense and fees	41,773,533

Miscellaneous	417,788

Total expenses	$87,354,441

Deduct:

Waiver and/or reimbursement of expenses by affiliate	$99,493

Total expense reductions	$99,493

Net expenses	$87,254,948

Net investment income	$454,111,028

Realized and Unrealized Gain (Loss)

Net realized gain (loss):

Investment transactions	$(136,245,567)

Investment transactions - affiliated investment	(845)

Foreign currency transactions	13,378,894

Forward foreign currency exchange contracts	184,053,316

Net realized gain	$61,185,798

Change in unrealized appreciation (depreciation):

Investments	$(920,250,385)

Foreign currency	(1,311,602)

Forward foreign currency exchange contracts	(12,090,696)

Net change in unrealized appreciation (depreciation)	$(933,652,683)

Net realized and unrealized loss	$(872,466,885)

Net decrease in net assets from operations	$(418,355,857)

48	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2022

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2022	2021

From operations:

Net investment income	$454,111,028	$288,686,903

Net realized gain (loss)	61,185,798	(6,964,197)

Net change in unrealized appreciation (depreciation)	(933,652,683)	297,665,446

Net increase (decrease) in net assets from operations	$(418,355,857)	$579,388,152

Capital transactions:

Contributions	$2,156,822,498	$2,717,828,706

Withdrawals	(2,792,514,701)	(323,097,860)

Net increase (decrease) in net assets from capital transactions	$(635,692,203)	$2,394,730,846

Net increase (decrease) in net assets	$(1,054,048,060)	$2,974,118,998

Net Assets

At beginning of year	$8,423,553,251	$5,449,434,253

At end of year	$7,369,505,191	$8,423,553,251

49	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2022

Statement of Cash Flows

Cash Flows From Operating Activities	Year Ended October 31, 2022

Net decrease in net assets from operations	$(418,355,857)

Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:

Investments purchased	(3,628,745,573)

Investments sold and principal repayments	2,836,139,278

Decrease in short-term investments, net	9,877,268

Net amortization/accretion of premium (discount)	(11,512,750)

Amortization of prepaid upfront fees on notes payable	3,909,381

Increase in interest receivable	(16,913,822)

Increase in dividends receivable from affiliated investments	(292,762)

Decrease in receivable for open forward foreign currency exchange contracts	4,905,894

Decrease in prepaid expenses	28,025

Increase in payable for open forward foreign currency exchange contracts	7,184,802

Decrease in payable to affiliate for investment adviser fee	(10,309)

Increase in accrued expenses	4,241,832

Decrease in unfunded loan commitments	(4,967,527)

Net change in unrealized (appreciation) depreciation from investments	920,250,385

Net realized loss from investments	136,246,412

Net cash used in operating activities	$(158,015,323)

Cash Flows From Financing Activities

Proceeds from capital contributions	$2,156,822,498

Payments for capital withdrawals	(2,792,514,701)

Proceeds from notes payable	1,900,000,000

Repayments of notes payable	(1,200,000,000)

Payment of prepaid upfront fees on notes payable	(3,937,500)

Net cash provided by financing activities	$60,370,297

Net decrease in cash and restricted cash*	$(97,645,026)

Cash and restricted cash at beginning of year (including foreign currency)	$185,253,084

Cash and restricted cash at end of year (including foreign currency)	$87,608,058

Supplemental disclosure of cash flow information:

Cash paid for interest and fees on borrowings	$37,375,557

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $40,876.

The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of such amounts shown on the Statement of Cash Flows.

October 31, 2022

Cash	$74,833,804

Deposits for derivatives collateral — forward foreign currency exchange contracts	10,190,000

Foreign currency	2,584,254

Total cash and restricted cash as shown on the Statement of Cash Flows	$87,608,058

50	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2022

Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2022		2021	2020	2019	2018

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.52%		0.53%	0.56%	0.55%	0.51%

Interest and fee expense	0.47%		0.32%	0.60%	0.88%	0.47%

Total expenses	0.99	%(1)	0.85%	1.16%	1.43%	0.98%

Net investment income	5.16%		4.19%	4.86%	5.63%	4.92%

Portfolio Turnover	27%		28%	30%	17%	29%

Total Return	(4.22)%		9.75%	0.39%	2.04%	5.41%

Net assets, end of year (000’s omitted)	$7,369,505		$8,423,553	$5,449,434	$7,343,453	$10,969,159

(1)

Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the year ended October 31, 2022).

51

Senior Debt Portfolio

October 31, 2022

Notes to Financial Statements

1  Significant Accounting Policies

Senior Debt Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2022, Eaton Vance Floating-Rate Advantage Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance Short Duration Inflation-Protected Income Fund held an interest of 94.6%, 1.9% and 3.5%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.

Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, which became effective September 8, 2022, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

52

Senior Debt Portfolio

October 31, 2022

Notes to Financial Statements — continued

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of October 31, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At October 31, 2022, the Portfolio had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.

53

Senior Debt Portfolio

October 31, 2022

Notes to Financial Statements — continued

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of average daily gross assets as follows and is payable monthly:

Average Daily Gross Assets	Annual Fee Rate

Up to and including $1 billion	0.5000%

In excess of $1 billion up to and including $2 billion	0.4500%

In excess of $2 billion up to and including $7 billion	0.4000%

In excess of $7 billion up to and including $10 billion	0.3875%

In excess of $10 billion up to and including $15 billion	0.3750%

In excess of $15 billion	0.3625%

Gross assets are calculated by deducting all liabilities of the Portfolio except the principal amount of any indebtedness for money borrowed. For the year ended October 31, 2022, the Portfolio’s investment adviser fee amounted to $43,097,659 or 0.49% of the Portfolio’s average daily net assets. Effective April 26, 2022, the Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the year ended October 31, 2022, the investment adviser fee paid was reduced by $99,493 relating to the Portfolio’s investment in the Liquidity Fund. Prior to April 26, 2022, the Portfolio may have invested its cash in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM), an affiliate of BMR. EVM did not receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $2,886,173,543 and $2,956,764,866, respectively, for the year ended October 31, 2022.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at October 31, 2022, as determined on a federal income tax basis, were as follows:

Aggregate cost	$10,017,057,139

Gross unrealized appreciation	$34,258,304

Gross unrealized depreciation	(842,263,589)

Net unrealized depreciation	$(808,005,285)

54

Senior Debt Portfolio

October 31, 2022

Notes to Financial Statements — continued

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2022 is included in the Portfolio of Investments. At October 31, 2022, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2022, the fair value of derivatives with credit-related contingent features in a net liability position was $7,221,054. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $10,190,000 at October 31, 2022.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at October 31, 2022 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(2)

Forward foreign currency exchange contracts	$3,664,571	$(7,221,054)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

55

Senior Debt Portfolio

October 31, 2022

Notes to Financial Statements — continued

The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of October 31, 2022.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Bank of America, N.A.	$895,128	$(856,678)	$(38,450)	$—	$—

Standard Chartered Bank	372,049	(372,049)	—	—	—

State Street Bank and Trust Company	2,397,394	(2,397,394)	—	—	—

	$3,664,571	$(3,626,121)	$(38,450)	$—	$—

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Bank of America, N.A.	$(856,678)	$856,678	$—	$—	$—

Standard Chartered Bank	(2,082,158)	372,049	—	1,710,109	—

State Street Bank and Trust Company	(4,282,218)	2,397,394	—	1,884,824	—

	$(7,221,054)	$3,626,121	$—	$3,594,933	$—

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the year ended October 31, 2022 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$184,053,316	$(12,090,696)

(1)	Statement of Operations location: Net realized gain (loss) - Forward foreign currency exchange contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) - Forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the year ended October 31, 2022, which is indicative of the volume of this derivative type, was approximately $1,374,177,000.

56

Senior Debt Portfolio

October 31, 2022

Notes to Financial Statements — continued

6  Revolving Credit and Security Agreement

The Portfolio has entered into a Revolving Credit and Security Agreement, as amended (the Loan Facility) with certain Citibank, N.A. (“Citi”) sponsored conduits (the “Conduit Lenders”) that issue commercial paper, certain banks (the “Direct Lenders”) and Citi as secondary lender (together with any other secondary lenders, the “Secondary Lenders”) and as agent (the “Agent”) for the Conduit Lenders, the Direct Lenders and the Secondary Lenders that allows it to borrow up to $2.825 billion ($2.625 billion prior to August 26, 2022 and $2.725 billion prior to March 7, 2022) and to invest the borrowings in accordance with its investment practices. Borrowings under the Loan Facility are secured by the assets of the Portfolio and is in effect through March 6, 2023. In connection with borrowings from a Conduit Lender, the Portfolio pays to the Conduit Lender an amount equal to the Conduit Lender’s cost of borrowing (i.e., the interest payable on commercial paper issued by such Conduit Lender) plus a dealer commission (collectively, the “CP Rate”) multiplied by the principal amount of the advance to the Portfolio under the Loan Facility. In addition, the Portfolio pays a drawn fee to Citi on behalf of the Conduit Lenders equal to 0.90% per annum on its outstanding borrowings, a liquidity fee payable to the Secondary Lenders equal to 0.15% or 0.25% per annum of the undrawn amount under the Loan Facility depending on the amount borrowed by the Portfolio thereunder, and an upfront fee equal to 0.15% of the total commitment amount under the Loan Facility. The Portfolio pays substantially similar fees with respect to borrowings from the Direct Lenders, but it pays one-month Term SOFR (or such other duration as approved by the Agent) on advances rather than the CP Rate. In the event that the Conduit Lenders are unable to fund their commitment and the Secondary Lenders provide backstop liquidity, the Portfolio is charged an interest rate similar to that paid to the Direct Lenders but a drawn fee that is substantially higher than the drawn fee paid to the Direct Lenders. Drawn and liquidity fees for the year ended October 31, 2022 totaled $17,802,255 and are included in interest expense and fees on the Statement of Operations. In connection with the renewal of the Loan Facility on March 7, 2022, the Portfolio paid upfront fees of $3,937,500. These upfront fees are being amortized to interest expense through March 6, 2023. The unamortized balance at October 31, 2022 is approximately $1,471,000 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. At October 31, 2022, the Portfolio had borrowings outstanding under the Loan Facility of $2,075,000,000 at an annual interest rate of 2.40%. Based on the short-term nature of borrowings under the Loan Facility and the variable interest rate, the carrying amount of the borrowings at October 31, 2022 approximated its fair value. If measured at fair value, borrowings under the Loan Facility would have been considered as Level 2 in the fair value hierarchy (see Note 8) at October 31, 2022. For the year ended October 31, 2022, the average borrowings under the Loan Facility and the average annual interest rate (excluding fees) were $1,717,260,274 and 1.03%, respectively.

7  Investments in Affiliated Funds

At October 31, 2022, the value of the Portfolio’s investment in funds that may be deemed to be affiliated was $86,209,963, which represents 1.2% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the year ended October 31, 2022 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Affiliated Fund

Cash Reserves Fund	$96,088,076	$1,714,054,780	$(1,810,142,011)	$(845)	$—	$—	$46,288	—

Liquidity Fund	—	1,790,028,283	(1,703,818,320)	—	—	86,209,963	1,128,148	86,209,963

Total				$(845)	$—	$86,209,963	$1,174,436

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

57

Senior Debt Portfolio

October 31, 2022

Notes to Financial Statements — continued

At October 31, 2022, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Asset-Backed Securities	$—	$281,262,549	$—	$281,262,549

Common Stocks	6,934,642	34,350,670	5,973,986	47,259,298

Convertible Preferred Stocks	—	6,196,953	—	6,196,953

Corporate Bonds	—	619,707,617	—	619,707,617

Exchange-Traded Funds	15,874,560	—	—	15,874,560

Preferred Stocks	—	8,835,807	0	8,835,807

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	8,142,342,608	1,362,499	8,143,705,107

Warrants	—	0	0	0

Short-Term Investments	86,209,963	—	—	86,209,963

Total Investments	$109,019,165	$9,092,696,204	$7,336,485	$9,209,051,854

Forward Foreign Currency Exchange Contracts	$—	$3,664,571	$—	$3,664,571

Total	$109,019,165	$9,096,360,775	$7,336,485	$9,212,716,425

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(7,221,054)	$—	$(7,221,054)

Total	$—	$(7,221,054)	$—	$(7,221,054)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2022 is not presented.

9  Risks and Uncertainties

Risks Associated with Foreign Investments

Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

LIBOR Transition Risk

Certain instruments held by the Portfolio may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021, and is expected to cease publishing

58

Senior Debt Portfolio

October 31, 2022

Notes to Financial Statements — continued

the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR has become increasingly well-defined, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

59

Senior Debt Portfolio

October 31, 2022

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Senior Debt Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Senior Debt Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2022, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2022, and the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of October 31, 2022, by correspondence with the custodian, brokers and selling or agent banks; when replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 22, 2022

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

60

Eaton Vance

Floating-Rate Advantage Fund

October 31, 2022

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on June 8, 2022, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2022. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•

The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

[1]

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Following the “Overview” section, further information regarding the Board’s evaluation of a fund’s contractual arrangements is included under the “Results of the Contract Review Process” section.

61

Eaton Vance

Floating-Rate Advantage Fund

October 31, 2022

Board of Trustees’ Contract Approval — continued

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

•

Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a particularly competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;

•	Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•

Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance on March 1, 2021;

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•

Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;

•

Information concerning efforts to implement policies and procedures with respect to various new regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;

•

The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2022 meeting, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

62

Eaton Vance

Floating-Rate Advantage Fund

October 31, 2022

Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Floating-Rate Advantage Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Senior Debt Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio (together, the “investment advisory agreements”).

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.

The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes to such personnel. In particular, the Board considered the abilities and experience of each Adviser’s investment professionals in analyzing special considerations relevant to investing in senior floating rate loans. The Board considered each Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Fund and to the Portfolio, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a custom peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2021. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2021, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.

63

Eaton Vance

Floating-Rate Advantage Fund

October 31, 2022

Board of Trustees’ Contract Approval — continued

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

64

Eaton Vance

Floating-Rate Advantage Fund

October 31, 2022

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors on June 7, 2022, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2021 through December 31, 2021 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

65

Eaton Vance

Floating-Rate Advantage Fund

October 31, 2022

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Senior Debt Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and the Portfolio’s affairs. The Board members and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Fund’s and the Portfolio’s current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Fund and the Portfolio to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund and the Portfolio to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Board member and officer is Two International Place, Boston, Massachusetts 02110. As used below, “BMR” refers to Boston Management and Research, “EVC” refers to Eaton Vance Corp., “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Effective March 1, 2021, each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 135 funds (with the exception of Mr. Bowser who oversees 110 funds) in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman of Morgan Stanley Investment Management, Inc. (MSIM), member of the Board of Managers and President of EV (since 2021), Chief Executive Officer of EVM and BMR. Formerly, Chairman, Chief Executive Officer (2007-2021) and President (2006-2021) of EVC and Director of EVD (2007-2022). Mr. Faust is an interested person because of his positions with MSIM, BMR, EVM and EV, which are affiliates of the Trust and the Portfolio.

Other Directorships. Formerly, Director of EVC (2007-2021) and Hexavest Inc. (investment management firm) (2012-2021).

Noninterested Trustees

Alan C. Bowser(1) 1962	Trustee	Since 2022

Chief Diversity Officer, Partner and a member of the Operating Committee, and formerly served as Senior Advisor on Diversity and Inclusion for the firm’s chief executive officer, Co-Head of the Americas Region, and Senior Client Advisor of Bridgewater Associates, an asset management firm (2011- present).

Other Directorships. None.

Mark R. Fetting 1954	Trustee	Since 2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships. None.

Cynthia E. Frost 1961	Trustee	Since 2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships. None.

George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.

66

Eaton Vance

Floating-Rate Advantage Fund

October 31, 2022

Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

Valerie A. Mosley 1960	Trustee	Since 2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUp, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020) and Director of Groupon, Inc. (e-commerce provider) (2020-2022).

Keith Quinton 1958	Trustee	Since 2018

Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.

Marcus L. Smith 1966	Trustee	Since 2018

Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010) and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).

Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	Since 2015

Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships. Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (since 2021).

Scott E. Wennerholm 1959	Trustee	Since 2016

Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships. None.

Nancy A. Wiser(1) 1967	Trustee	Since 2022	Formerly, Executive Vice President and the Global Head of Operations at Wells Fargo Asset Management (2011-2021). Other Directorships. None.

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Eric A. Stein 1980	President	Since 2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).

Edward J. Perkin 1972	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.

67

Eaton Vance

Floating-Rate Advantage Fund

October 31, 2022

Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

Nicholas Di Lorenzo 1987	Secretary	Since 2022	Formerly, associate (2012-2021) and counsel (2022) at Dechert LLP.

Richard F. Froio 1968	Chief Compliance Officer	Since 2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

68

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

69

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎   buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

70

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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This Page Intentionally Left Blank

Investment Adviser of Senior Debt Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Floating-Rate Advantage Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3232    10.31.22

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2021 and October 31, 2022 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/21	10/31/22
Audit Fees	$116,144	$124,400
Audit-Related Fees(1)	$20,000	$0
Tax Fees(2)	$21,704	$0
All Other Fees(3)	$0	$0

Total	$157,848	$124,400

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees and specifically include fees for the performance of certain agreed-upon procedures relating to the registrant’s revolving credit agreement.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2021 and October 31, 2022; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/21	10/31/22
Registrant	$41,704	$0
Eaton Vance(1)	$51,800	$52,836

(1)	Certain subsidiaries of Morgan Stanley provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Senior Debt Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: December 28, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: December 28, 2022

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: December 28, 2022